N-2 - USD ($)		3 Months Ended												12 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020 [9]
Cover [Abstract]
Entity Central Index Key														0001745059
Amendment Flag														false
Document Type														N-CSR
Entity Registrant Name														Angel Oak Financial Strategies Income Term Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Summary of fees and expenses
The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that shareholders can expect to bear directly or indirectly. Amounts are for the fiscal year ended January 31, 2025.

Shareholder Transaction Expenses
Sales load paid by Shareholders (a)	None
Offering Expenses Borne by the Fund (a)	None
Dividend Reinvestment and Cash Purchase Plan Fees (per sale fee) (b)	$25
(a)
In the event that the securities are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.

(b)
There will be no charges with respect to Shares issued directly by the Fund under the dividend reinvestment plan. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct a sale of Shares through the Plan Agent are subject to a fee of $25 plus a sales commission of $4.95.

Sales Load [Percent]	[1]													0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]													$ 25
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]													0.00%
Annual Expenses [Table Text Block]

Annual Fund Expenses	(As a Percentage of Average Net Assets Attributable to Shares (i.e., Common Shares))
Management Fee (c)	1.89%
Interest Payments on Borrowed Funds (d)	1.81%
Other Expenses (e)	0.34%
Total Annual Fund Operating Expenses	4.04%
Less Fee Waiver/Expense Reimbursement (f)	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (f)	3.99%
(c)
The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.

(d)
“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes interest payable on the Notes, each as outstanding on January 31, 2025, which have an interest rate of 2.35% and 2.80%, respectively, per annum on such date. In addition to the Notes, the Fund incurred interest payments on borrowed funds related to reverse repurchase agreements. As of January 31, 2025, the outstanding balance of reverse repurchase agreements was $47,044,000 which have a weighted average annual interest rate of 5.85%.

(e)
Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”

(f)
The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Fund’s Total Annual Fund Operating Expenses to 0.25% of the Fund’s Managed Assets (the “Expense Limit”) through at least May 31, 2025 (the “Limitation Period”). The Expense Limit may be eliminated at any time by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limit may not be terminated by the Adviser without the consent of the Board of Trustees. The Expense Limit is subject to repayment by the Fund within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limit described above or the expense limitation in effect at the time of the reimbursement (whichever is lower).

Management Fees [Percent]	[3]													1.89%
Interest Expenses on Borrowings [Percent]	[4]													1.81%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]													0.34%
Total Annual Expenses [Percent]														4.04%
Waivers and Reimbursements of Fees [Percent]	[6]													(0.05%)
Net Expense over Assets [Percent]	[6]													3.99%
Expense Example [Table Text Block]
Expense Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, assuming (1) total annual expenses of 3.99% for year 1 and 4.04% for years 2-10 of net assets attributable to the Shares and (2) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV per Share. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$40	$123	$206	$424
The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown.
While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%.

Expense Example, Year 01														$ 40
Expense Example, Years 1 to 3														123
Expense Example, Years 1 to 5														206
Expense Example, Years 1 to 10														$ 424
Purpose of Fee Table , Note [Text Block]														The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that shareholders can expect to bear directly or indirectly. Amounts are for the fiscal year ended January 31, 2025.
Other Transaction Fees, Note [Text Block]														In the event that the securities are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
Other Expenses, Note [Text Block]														Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”
Management Fee not based on Net Assets, Note [Text Block]														The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last fiscal years. The Fund’s senior securities during this time period are comprised of borrowings which constitutes a “senior security” as defined in the 1940 Act. The information in this table has been audited by Cohen & Company, Ltd., an independent registered public accounting firm. The Fund’s audited financial statements, including the report of Cohen & Company, Ltd. thereon, and accompanying notes thereto, are included in this Annual Report.

Fiscal Year or Period Ended	Type of Security (a)	Total Principal Amount Outstanding (000s omitted)	Asset Coverage Per Unit (b)	Average Market Value Per Unit (c)
January 31, 2025	Reverse Repurchase Agreements	$47,044	$1,310	N/A
	Series A Senior Notes	$40,000	$1,114	N/A
	Series B Senior Notes	$45,000	$1,252	N/A
	Total Leverage	$132,044	$3,676
January 31, 2024	Reverse Repurchase Agreements	$54,865	$1,366	N/A
	Series A Senior Notes	$40,000	$996	N/A
	Series B Senior Notes	$45,000	$1,119	N/A
	Total Leverage	$139,865	$3,481
January 31, 2023	Reverse Repurchase Agreements	$69,008	$1,524	N/A
	Series A Senior Notes	$40,000	$883	N/A
	Series B Senior Notes	$45,000	$993	N/A
	Total Leverage	$154,008	$3,400
January 31, 2022	Reverse Repurchase Agreements	$54,365	$1,392	N/A
	Series A Senior Notes	$40,000	$1,024	N/A
	Series B Senior Notes	$45,000	$1,152	N/A
	Total Leverage	$139,365	$3,568
January 31, 2021	Reverse Repurchase Agreements	$86,363	$2,557	N/A
	Credit Agreements	$30,000	$889	N/A
	Total Leverage	$116,363	$3,446
January 31, 2020 (d)	Reverse Repurchase Agreements	$55,614	$2,661	N/A
	Credit Agreements	$25,900	$1,240	N/A
	Total Leverage	$81,514	$3,901

(a)
The carrying value of the Series A & B senior notes on the Statement of Assets and Liabilities of each applicable fiscal year or period is equal to the principal amount outstanding less unamortized offering costs. See Note 9.

(b)
Total leverage calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness, allocated pro rata to each type of senior security.

(c)	Not applicable, as senior securities are not registered for public trading.
(d)	Fund commenced operations on May 31, 2019.

Senior Securities, Note [Text Block]
(a)
The carrying value of the Series A & B senior notes on the Statement of Assets and Liabilities of each applicable fiscal year or period is equal to the principal amount outstanding less unamortized offering costs. See Note 9.

(b)
Total leverage calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness, allocated pro rata to each type of senior security.

(c)	Not applicable, as senior securities are not registered for public trading.
(d)	Fund commenced operations on May 31, 2019.

Senior Securities Headings, Note [Text Block]														The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last fiscal years. The Fund’s senior securities during this time period are comprised of borrowings which constitutes a “senior security” as defined in the 1940 Act. The information in this table has been audited by Cohen & Company, Ltd., an independent registered public accounting firm. The Fund’s audited financial statements, including the report of Cohen & Company, Ltd. thereon, and accompanying notes thereto, are included in this Annual Report.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
9. Investment Objective and Policies of the Fund
Recent Changes
The following information in this shareholder report is a summary of certain changes since January 31, 2024. This information may not reflect all of the changes that have occurred since you purchased shares of the Fund.
Changes to the Investment Process
The description of the Adviser’s investment process has been revised to remove references to the consideration of certain environmental, social and governance factors relating to the issuers of the securities in which the Fund may invest.
Investment Objective
The Fund seeks current income with a secondary objective of total return. There can be no assurance that the Fund will achieve its investment objective.
Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in securities of U.S. and
non-U.S.
financial institutions, which may include, but are not limited to, banks, thrifts, finance companies, business development companies (“BDCs”) that invest primarily in loans, commercial mortgage and residential mortgage real estate investment trusts (“REITs”), brokerage and advisory firms, insurance companies and financial holding companies. In pursuing its investment objective, the Fund invests primarily in debt issued by financial institutions, including subordinated debt
(“sub-debt”),
unrated debt, senior debt and high yield securities. The Fund may also invest in common equity, preferred equity, convertible securities, warrants and trust-preferred securities (“TruPS”) of these institutions. The Fund’s investment policy to invest at least 80% of its assets in securities of U.S. and
non-U.S.
financial institutions is not fundamental and may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ notice of any change in this 80% investment policy.
The Fund will, under normal circumstances, invest at least 50% of its debt investments in debt investments rated investment grade by Standard & Poor’s Ratings Services (“S&P”) or of equivalent quality rating by another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality based on the Adviser’s internal quantitative models. The Fund will not invest more than 15% of its Managed Assets in credit instruments rated below Caa2 by Moody’s Investors Service, Inc. (“Moody’s”) or CCC by S&P or Fitch Ratings (“Fitch”). Below investment grade credit instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal.
Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in the group of industries related to banks and diversified financials. The Fund will not concentrate in any industry other than the group of industries related to banks and diversified financials.
The Fund may invest up to 30% of its net assets plus the amount of any borrowings for investment purposes in securities issued by
non-U.S.
issuers and in markets outside the United States. The Fund’s investments in structured credit instruments, which are commonly issued by special purpose vehicles formed in jurisdictions outside of the United States, are not subject to or limited by this policy.
The Fund may invest up to 20% of its net assets plus the amount of any borrowings for investment purposes indirectly in securities issued by financial institutions through Structured Products and credit derivatives. In particular, the Fund may invest in equity and junior debt tranches of ABS and debt securitizations, which are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to, and unsecured, subordinated debentures, notes or other securities issued by, financial institutions (“Structured Products”).
The Fund does not have a policy to target a particular average maturity or duration and may invest in bonds of any maturity or duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics.
The Fund may incur leverage to the extent permitted by the 1940 Act.

Although the Fund normally seeks to invest substantially all of its assets in securities issued by financial institutions, the Fund reserves the ability to invest up to 20% of its net assets plus the amount of any borrowings for investment purposes in other types of securities and instruments (measured at the time of purchase). Additionally, the Fund may take temporary defensive positions that are inconsistent with its investment strategy in attempting to respond to adverse market, economic, political or other conditions. If the Fund does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.
The Fund may invest without limitation in securities that are illiquid (e.g., non-investment
grade
sub-debt
and junior debt tranches of Structured Products) and expects that a substantial portion of its assets will be illiquid. The Fund may also invest in restricted securities (i.e., securities the disposition of which is restricted under the federal securities laws).
The Fund will not invest more than 5% of its Managed Assets in securities of any one single issuer. In addition, the Fund will not invest more than 10% of its Managed Assets in preferred shares of commercial mortgage and residential mortgage REITs and will not invest more than 10% of its Managed Assets in securities issued by BDCs.
The Investment Process
Idea generation
The Adviser’s portfolio managers utilize various data sources to generate investment ideas. Most of the “idea generation” and sourcing of potential alpha opportunities is driven by internal research and analysis (“alpha” refers to excess returns relative to a benchmark). In addition, portfolio managers and analysts regularly monitor market conditions, trade flows and trade execution. Active market participation provides a strong understanding of current market trends, which leads to formation of immediate views on the relative value of investment opportunities within the structured fixed income markets, thus generating new investment ideas in real time.
The Adviser’s investment committee meets frequently to discuss strategies in the context of current market events and their impact on the Fund, and existing approaches to each strategy are affirmed or altered based on these discussions. The Adviser makes its investment decisions based on its view of macroeconomic (i.e., large-scale, economy-wide) trends as well as by identifying opportunities in the capital markets it believes are providing the greatest relative value.
Research
The Adviser uses a combination of proprietary fundamental and quantitative research to analyze opportunities. Fundamental analysis involves evaluating the value of an instrument based on the issuer’s financial profile, management and other considerations. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria.
Quantitative analysis refers to a data-oriented analysis of financial information, market trends and other factors. This discipline is conducted from a bottom-up
(i.e.,
opportunity-by-opportunity)
perspective. The research team’s risk modeling analysis provides a granular focus on seeking to mitigate credit risk. Scenario analysis is conducted to help portfolio managers understand how an individual security would perform under a range of economic and capital market conditions. Scenario analysis is completed by applying multiple interest rate, credit and cash flow assumptions. Once the critical factors for individual security selection have been evaluated, a recommendation is made. The Adviser also makes use of various third-party analytical systems and uses proprietary models to confirm or eliminate results of non-proprietary
models. Portfolio managers and analysts merge the outputs of these analytical models with their own views on future market and economic conditions to generate more qualified pre-purchase
assumptions.
Portfolio Construction
The Adviser will construct the portfolio investments in two ways. First, the Adviser will participate in the primary market via a syndicated transaction brought to market by a broker/dealer specializing in the financial institutions sector. These deals have the potential to trade for higher prices in the secondary market and may allow the Fund to generate secondary trading profits. Second, the Adviser will source transactions in the secondary market. Although this may be infrequent, the Adviser believes it is well suited to take advantage of opportunities in the secondary market.
The Adviser will use fundamental analysis based on publicly available information to refine the pipeline of potential issuers. The Adviser will look for healthy, well capitalized institutions with a history of sound performance. The Adviser is not interested in financial institutions that are attempting to fill a capital hole or address their asset quality challenges. Rather, the Adviser will look for those well capitalized institutions where capital can be utilized strategically.

The Adviser may sell investments if it determines that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.
Portfolio Composition
The Fund’s portfolio will consist primarily of:
Subordinated debt, senior debt and preferred securities of banks and diversified financial companies
Subordinated debt securities, sometimes also called “junior debt,” are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank. Many subordinated debt securities may be unrated and some may be considered high-yield securities or “junk bonds.” See “High yield securities.” Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities, as well as issuer-specific and market risks applicable generally to equity securities. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
Community bank subordinated debt securities and Structured Products collateralized by such securities typically have floating or variable interest rates based on the Secured Overnight Financing Rate (“SOFR”), Term SOFR, or another replacement rate for the London Inter-bank Offered Rate (“LIBOR”) or may have a fixed coupon for a period of years and then convert to a floating rate, and are subject to the risks associated with floating rate securities, including the risks associated with the replacement of LIBOR with an alternative reference rate. See “Floating Rate risk.”
High yield securities
The Fund may invest up to 50% of its net assets plus the amount of any borrowings for investment purposes in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest, provided that not more than 15% of the Fund’s Managed Assets in credit instruments rated below Caa2 by Moody’s or CCC by S&P or Fitch.
Real Estate Investment Trusts (“REITs”)
REITs are financial vehicles that pool investors’ capital to invest primarily in income-producing real estate or real estate-related loans or interests. The Fund’s REIT investments can generally be classified as “Mortgage REITs,” “Equity REITs” and “Hybrid REITs.” Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents, royalties and lease payments. Hybrid REITs combine the characteristics of both Mortgage REITs and Equity REITs. The Fund may invest in REIT shares, including preferred shares, that trade in the secondary market on a U.S. securities exchange or invest in an initial public offering of REIT shares. The Fund also may invest in debt securities of REITs. Debt securities issued by a REIT are, for the most part, general and unsecured obligations and are subject generally to risks associated with the REIT.
Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. REITs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The securities of REITs, which are required to distribute substantially all of their income to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. Many of these distributions, however, will not generally qualify for favorable treatment as qualified dividend income. As an investor in common equity securities of a REIT, the Fund will indirectly bear its proportionate share of any management and other operating expenses charged by the REITs in which it invests, in addition to the expenses paid by the Fund. The Fund considers Mortgage REITs to be financial institutions for purposes of the Fund’s policy of investing at least 80% of its assets in financial institutions.

Business Development Companies (“BDCs”)
BDCs are a type of
closed-end
fund regulated under the 1940 Act. BDCs typically invest in and lend to small- and medium-sized
private and certain public companies that may not have access to public equity markets for capital raising. The interest earned by a BDC flows through to investors in the form of a dividend, normally without being taxed at the BDC entity level. BDCs may invest in a diverse array of industries. BDCs are unique in that generally, at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Code. Similar to REITs, the securities of BDCs, which are required to distribute substantially all of their income on an annual basis to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. The Fund may invest in common equity, preferred equity and debt securities of BDCs, and is not limited with respect to the specific types of BDCs in which it may invest. As an investor in common equity securities of a BDC, the Fund will indirectly bear its proportionate share of any management and other expenses, and of any performance based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the Fund. The Fund considers BDCs that invest primarily in loans to be financial institutions for purposes of the Fund’s policy of investing at least 80% of its assets in financial institutions.
Structured Products
The Fund may invest in certain Structured Products, including community bank debt securitizations. The risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the Structured Product in which the Fund invests. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be difficult for the Fund to sell particular within a reasonable time at a favorable price. However, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, Structured Products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results. The senior and junior tranches of Structured Products collateralized by community bank debt securitizations typically have floating or variable interest rates based on SOFR, Term SOFR, or another replacement rate for LIBOR and are subject to the risks associated with floating rate securities, including the risks associated with the replacement of LIBOR with an alternative reference rate. See “Floating Rate risk.”
Subordinated/equity tranches of Structured Products
The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on SOFR, Term SOFR, or another replacement rate for LIBOR.
Derivatives
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives to gain or adjust exposure to markets, sectors, securities and currencies and to manage exposure to risks relating to creditworthiness, interest rate spreads, volatility and changes in yield curves. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also invest in swaps, including total return swaps and credit default swaps, options and warrants. The Fund will, under normal circumstances, invest no more than 25% of its net assets plus the amount of any borrowings for investment purposes in derivative instruments, excluding derivative instruments used for hedging purposes.
Foreign securities
The Fund may invest up to 30% of its net assets plus the amount of any borrowings for investment purposes in the securities of
non-U.S.
issuers, including direct investments in companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter
markets. The Fund intends to invest in securities of companies in developed markets. The Fund’s investments in structured credit instruments, which are commonly issued by special purpose vehicles formed in jurisdictions outside of the United States, are not subject to or limited by this policy.
Convertible securities
The Fund may invest in convertible securities which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio during a specified period.
Common and preferred stock
The Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
Trust preferred securities
The Fund may invest in TruPS, which are securities that are typically issued by banks and other financial institutions that combine the features of corporate debt securities and preferred securities as well as certain features of equity securities. TruPS are typically issued by banks and other financial institutions, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Many TruPS are issued by trusts or other special purpose entities established by banks and other financial institutions and are not a direct obligation of those banks and other financial institutions. The TruPS market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. TruPS are typically issued with a final maturity date, although some (usually those of foreign issuers) are perpetual in nature. TruPS are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, TruPS typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the TruPS have not been made), TruPS are often deemed to be a close substitute for traditional preferred securities. TruPS also possess many of the typical characteristics of equity securities due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the issuer’s profitability as opposed to any legal claims to specific assets or cash flows.

Risk Factors [Table Text Block]
10. Principal Risks of Investing in the Fund
General market risk
. The capital markets may experience periods of disruption, instability and volatility due to, among other things, social, political, economic and other conditions and events such as natural disasters, terrorism, epidemics and pandemics. Such conditions may materially and adversely affect the markets globally and the issuers, industries, governments and jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the securities held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying securities to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its securities due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock; (iv) the potential for price fluctuations in the securities of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a security may prove to be wrong; and (vi) a decline in investor demand for the securities held by the Fund also may adversely affect the value of the securities.

In addition, securities in the Fund’s portfolio may cause the Fund to lose value and/or underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics/pandemics. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
Management risk.
The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other funds with a similar investment objective.
Market discount risk.
Shares of
closed-end
management investment companies frequently trade at a discount from their NAV, which is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of its investment activities. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell Shares, whether investors will realize gains or losses upon the sale of Shares will depend entirely upon whether the market price of Shares at the time of sale is above or below the investor’s purchase price for Shares. Because the market price of Shares will be determined by factors such as NAV, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Shares, stability of dividends or distributions, trading volume of Shares, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether Shares will trade at, below or above NAV or at, below or above the initial public offering price. Shares of the Fund are designed primarily for long-term investors; investors in Shares should not view the Fund as a vehicle for trading purposes.
Limited term risk.
Unless the Fund completes a tender offer to all shareholders to purchase shares of the Fund at a price equal to the NAV per share on the expiration date of the tender offer (an “Eligible Tender Offer”) and converts to perpetual existence, the Fund will terminate on or about the Termination Date. The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund whose investment objective is to return its original NAV on the termination date.
The Fund’s investment objective and policies are not designed to seek to return to investors their initial investment on the Termination Date or in an Eligible Tender Offer, and investors may receive more or less than their original investment upon termination or in an Eligible Tender Offer.
See “Market discount risk.”
Because the assets of the Fund will be liquidated in connection with the termination, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Termination Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Termination Date approaches, and losses due to portfolio liquidation may be significant. During the wind-down period, beginning one year before the Termination Date, the Fund may begin liquidating all or a portion of the Fund’s portfolio, and may deviate from its investment policies and may not achieve its investment objective. During the wind-down period, the Fund’s portfolio composition may change as more of its portfolio holdings are called or sold and portfolio holdings are disposed of in anticipation of liquidation. The disposition of portfolio investments by the Fund could cause market prices of such instruments, and hence the NAV and market price of the Shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund. Rather than reinvesting the proceeds of matured, called or sold securities, the Fund may invest such proceeds in short-term or other lower yielding securities or hold the proceeds in cash, which may adversely affect its performance and the market price of the Shares. The Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management. Upon a termination, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust. Shareholders will bear the costs associated with establishing and maintaining a liquidating trust, if necessary. Securities placed in a liquidating trust may be held for an indefinite period of time until they can be sold or pay out all of their cash flows. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust.
If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of Shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s termination also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to shareholders. In addition, the Fund’s purchase of tendered Shares pursuant to a tender offer will have tax consequences for tendering shareholders and may have tax consequences for non-tendering
shareholders. The purchase of Shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
shareholders. All shareholders remaining after a tender offer will be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered Shares. Such reduction in the Fund’s total assets may also result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered Shares would not result in the Fund’s net assets totaling less than $100 million of net assets (the “Termination Threshold”), in which case the Eligible Tender Offer will be terminated, no Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will terminate on or before the Termination Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered Shares would result in the Fund’s net assets totaling greater than the Termination Threshold, the Board may eliminate the Termination Date upon the affirmative vote of a majority of the Board and without shareholder approval. Thereafter, the Fund will have a perpetual existence. The Adviser may have a conflict of interest in recommending to the Board that the Termination Date be eliminated and the Fund have a perpetual existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining shareholders may only be able to sell their Shares at a discount to NAV.
Banks and diversified financials concentration risk.
Companies in the group of industries related to banks and diversified financials are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the group of industries related to banks and diversified financials, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the industries as a whole cannot be predicted. The Fund’s emphasis on community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry. Community banks may face heightened risks of failure during times of economic downturns than larger banks. Community banks may also be subject to greater lending risks than larger banks.
Certain risks may impact the value of investments in the group of industries related to banks and diversified financials more severely than those of investments outside these industries, including the risks associated with companies that operate with substantial financial leverage. Companies in the group of industries related to banks and diversified financials may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.
Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Insurance companies are subject to extensive government regulation in some countries can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps or other changes in government regulation or tax law. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up
costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

The group of industries related to banks and diversified financials is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which the Fund invests.
Risks specific to the bank and diversified financial group of industries also may include:
Asset quality and credit risk.
When financial institutions loan money, commit to loan money or enter into a letter of credit or other contract with a counterparty, they incur credit risk, or the risk of losses if their borrowers do not repay their loans or their counterparties fail to perform according to the terms of their contract. The companies in which the Fund will invest offer a number of products which expose them to credit risk, including loans, leases and lending commitments, derivatives, trading account assets and assets held-for-sale.
Financial institutions allow for and create loss reserves against credit risks based on an assessment of credit losses inherent in their credit exposure (including unfunded credit commitments). This process, which is critical to their financial results and condition, requires difficult, subjective and complex judgments, including forecasts of economic conditions and how these economic predictions might impair the ability of their borrowers to repay their loans. As is the case with any such assessments, there is always the chance that the financial institutions in which the Fund invests will fail to identify the proper factors or that they will fail to accurately estimate the impacts of factors that they identify. Failure to identify credit risk factors or the impact of credit factors may result in increased non-performing
assets, which will result in increased loss reserve provisioning and reduction in earnings. Poor asset quality can also affect earnings through reduced interest income which can impair a bank’s ability to service debt obligations or to generate sufficient income for equity holders. Bank failure may result due to inadequate loss reserves, inadequate capital to sustain credit losses or reduced earnings due to non-performing
assets. The Fund will not have control over the asset quality of the financial institutions in which the Fund will invest, and these institutions may experience substantial increases in the level of their non-performing
assets which may have a material adverse impact on the Fund’s investments.
Capital risk.
A bank’s capital position is extremely important to its overall financial condition and serves as a cushion against losses. U.S. banking regulators have established specific capital requirements for regulated banks. Federal banking regulators proposed amended regulatory capital regulations in response to the Dodd-Frank Act and the international capital and liquidity requirements set forth by the Basel Committee on Banking Supervision (“Basel III”) protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a FDIC-administered receivership or conservatorship. The regulatory provisions under which the regulatory authorities act are intended to protect depositors. The deposit insurance fund and the banking system are not intended to protect shareholders or other investors in other securities issued by a bank or its holding company. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on the Fund’s investments.
Earnings risk.
Earnings are the primary means for financial institutions to generate capital to support asset growth, to provide for loan losses and to support their ability to pay dividends to shareholders. The quantity as well as the quality of earnings can be affected by excessive or inadequately managed credit risk that may result in losses and require additions to loss reserves, or by high levels of market risk that may unduly expose an institution’s earnings to volatility in interest rates. The quality of earnings may also be diminished by undue reliance on extraordinary gains, nonrecurring events, or favorable tax effects. Future earnings may be adversely affected by an inability to forecast or control funding and operating expenses, net interest margin compression improperly executed or ill-advised
business strategies, or poorly managed or uncontrolled exposure to other risks. Deficient earnings can result in inadequate capital resources to support asset growth or insufficient cash flow to meet the financial institution’s near term obligations. Under certain circumstances, this may result in the financial institution being required to suspend operations or the imposition of a cease-and-desist
order by regulators which could potentially impair the Fund’s investments.
Management risk.
The ability of management to identify, measure, monitor and control the risks of an institution’s activities and to ensure a financial institution’s safe, sound and efficient operation in compliance with applicable laws and regulations are critical. Depending on the nature and scope of an institution’s activities, management practices may need to address some or all of the following risks: credit, market, operating, reputation, strategic, compliance, legal, liquidity and other risks. The Fund will not have direct or indirect control over the management of the financial institutions in which the Fund will invest and, given the Fund’s long-term investment strategy, it is likely that the management teams and their policies may change. The inability of management to operate their financial institution in a safe, sound and efficient manner in compliance with applicable laws and regulations, or changes in management of financial institutions in which the Fund invests, may have an adverse impact on the Fund’s investment.
Litigation risk.
Financial institutions face significant legal risks in their businesses, and the volume of claims and amount of damages and penalties claimed in litigation and regulatory proceedings against financial institutions remain high. Substantial legal liability or significant regulatory action against the companies in which the Fund invests could have material adverse financial effects or cause significant reputational harm to these companies, which in turn could seriously harm their business prospects. Legal liability or regulatory action against the companies in which the Fund invests could have material adverse financial effects on the Fund and adversely affect the Fund’s earnings and book value.
Market risk.
The financial institutions in which the Fund will invest are directly and indirectly affected by changes in market conditions. Market risk generally represents the risk that values of assets and liabilities or revenues will be adversely affected by changes in market conditions. Market risk is inherent in the financial instruments associated with the operations and activities including loans, deposits, securities, short-term borrowings, long-term debt, trading account assets and liabilities and derivatives of the financial institutions in which the Fund will invest. Market risk includes, but is not limited to, fluctuations in interest rates, equity and futures prices, changes in the implied volatility of interest rates, equity and futures prices and price deterioration or changes in value due to changes in market perception or actual credit quality of the issuer. Accordingly, depending on the instruments or activities impacted, market risks can have wide ranging, complex adverse effects on the operations and overall financial condition of the financial institutions in which the Fund will invest as well as adverse effects on the Fund’s results from operations and overall financial condition.
Monetary policy risk.
Monetary policies have had, and will continue to have, significant effects on the operations and results of financial institutions. There can be no assurance that a particular financial institution will not experience a material adverse effect on its net interest income in a changing interest rate environment. Factors such as the liquidity of the global financial markets, and the availability and cost of credit may significantly affect the activity levels of customers with respect to the size, number and timing of transactions. Fluctuation in interest rates, which affect the value of assets and the cost of funding liabilities, are not predictable or controllable, may vary and may impact economic activity in various regions.
Competition.
The group of industries related to banks and diversified financials, including the banking sector, is extremely competitive, and it is expected that the competitive pressures will increase. Merger activity in the financial services industry has resulted in and is expected to continue to result in, larger institutions with greater financial and other resources that are capable of offering a wider array of financial products and services. The group of industries related to banks and diversified financials has become considerably more concentrated as numerous financial institutions have been acquired by or merged into other institutions. The majority of financial institutions in which the Fund will invest will be relatively small with significantly fewer resources and capabilities than larger institutions; this size differential puts them at a competitive disadvantage in terms of product offering and access to capital. Technological advances and the growth of
e-commerce
have made it possible for
non-financial
institutions and
non-bank
financial institutions to offer products and services that have traditionally been offered by banking and other financial institutions. It is expected that the cross-industry competition and inter-industry competition will continue to intensify and may be adverse to the financial institutions in which the Fund invests.
Regulatory risk.
Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding, their ability to operate and the value of the Fund’s investments. Changes to these regulations could have an adverse effect on their operations and operating results and the Fund’s investments. The Fund expects to make long-term investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on the Fund’s investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to the Fund’s investments. Ownership of the stock of certain types of regulated banking institutions may subject the Fund to additional regulations. Investments in banking institutions and transactions related to the Fund’s investments may require approval from one or more regulatory authorities. If the Fund were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Fund would be subject to certain restrictions and regulations. To the extent the Fund invests in brokers, dealers or registered investment advisers, it will do so in compliance with Rule
12d3-1
under the 1940 Act and applicable SEC interpretive positions and guidance thereunder.
BDC risk.
Investments in
closed-end
funds that elect to be treated as BDCs may be subject to a high degree of risk and speculative investing. BDCs typically invest in and lend to small and medium-sized
private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or private debt fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized
companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore carry risk of that particular sector or industry group. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk.
Investments in BDCs are also subject to the risk that the management team will be unable to meet the BDC’s investment objective or manage the BDC’s portfolio when the underlying securities are redeemed or sold, particularly during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Common shares of BDCs are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end
funds, they may trade in the secondary market at a discount to their NAV. Shares of non-listed
BDCs generally do not trade in a secondary market and, accordingly, have little or no liquidity.
BDCs may utilize leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects the BDC to increased risks, including the likelihood of increased volatility and the possibility that the BDC’s common share income may fall if the interest rate on any borrowings rises.
Instability in the financial markets or deterioration in credit and financing conditions could have material and adverse consequences on the availability of debt and equity capital relied on by certain BDCs, and the companies in which they invest, to grow or could otherwise increase the costs of such capital and/or result in less favorable terms and conditions, thereby decreasing the investment income or otherwise damaging the business of such BDCs. The inability of companies to make timely payments on obligations could result in reduced cash flow for BDCs and could adversely impact their ability to make distributions to investors such as the Fund and impact the value of the BDCs’ investments. Defaults by portfolio companies could also negatively impact the NAV of BDCs held by the Fund. In addition, disruptions in the global financial markets could impair a BDC’s access to credit, reducing its ability to take advantage of investment opportunities.
The Fund may invest in various parts of a BDC’s capital structure, including equity, debt and preferred securities. These investments carry the risks generally associated with such asset classes, including the fact that equity and preferred securities are generally subordinated to bonds and other debt securities in terms of priority for payment of income and in the event of a liquidation. In addition, certain types of securities issued by a BDC may trade less frequently and in a more limited volume than other types of securities issued by the BDC and, as a result, may be subject to more abrupt or erratic price movements or have more limited liquidity. In the event that event that the Fund acquires equity interests in BDCs, the Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs, in addition to the expenses paid by the Fund.
BDCs are generally taxed as regulated investment companies (“RICs”) under Subchapter M of the Code. To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders, such BDCs must meet certain source-of-income,
asset diversification and annual distribution requirements. If a BDC in which the Fund invests fails to qualify as a RIC, such BDC would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by a BDC could substantially reduce the BDC’s net assets and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund in respect of such investment.

Closed-end
fund risk.
The Fund is a diversified,
closed-end
management investment company and designed primarily for long term investors.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Shares of the Fund may trade at a discount to the Fund’s NAV. See “Market discount risk.”
REIT risk.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An Equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A Mortgage REIT may be affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not necessarily diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs may experience adverse impacts when commercial tenants are unwilling or unable to satisfy their obligations or continue to pay rent on time or at all, or choose not to renew their leases or re-lease
properties on the same or better terms in the event of non renewal or early termination of existing leases. A rise in unemployment will directly impact residential mortgage REITs in a similar fashion when obligors are unable to make mortgage payments on time.
REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code, and failing to maintain their exemption from registration under the 1940 Act. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. By investing in REITs, the Fund will indirectly bear its proportionate share of the expenses of the REITs. The expenses at the REIT level are not included in the Fund’s expense table as acquired fund fees and expenses. REITs (especially Mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations may be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans, the interest rates on which are reset periodically and yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to potentially fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. In addition, shares of publicly-traded REITs may trade less frequently than shares of other issuers, which means that purchase and sale transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations.
The Fund may invest in various parts of a REIT’s capital structure, including equity, debt and preferred securities. These investments carry the risks generally associated with such asset classes, including the fact that equity and preferred securities are generally subordinated to bonds and other debt securities in terms of priority for payment of income and in the event of a liquidation. In addition, certain types of securities issued by a REIT may trade less frequently and in a more limited volume than other types of securities issued by the REIT and, as a result, may be subject to more abrupt or erratic price movements or have more limited liquidity.
Risks relating to various types of REITs and to REITs generally may also include:
Mortgage REIT risk.
Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds, which is the risk that the borrower will not be able to make timely interest and principal payments on the loan to the mortgage REIT. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A mortgage REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a mortgage REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a mortgage REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy, reductions in the availability of financing or deterioration in the conditions of the mortgage REIT’s mortgage-related assets.
Equity REIT risk.
Equity REITs make direct investments in real estate. Equity REITs invest primarily in real properties and may earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties.

Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, increased competition from other properties or poor management. Equity REITs also can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs and for the properties held by such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.
Hybrid REIT risk.
Because they combine the characteristics of Mortgage REITs and Equity REITs, Hybrid REITs are subject to the risks associated with both Mortgage REITs and Equity REITs, as described above, and to the risks associated with REITs generally.
REIT tax risk.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. Dividends paid by REITs may not receive preferential tax treatment afforded other dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company.
Real estate industry risk.
Ownership of real estate is subject to a number of risks, including (i) changes in the general economic climate (such as changes in interest rates or the credit markets) and social and economic trends; (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space); (iii) the quality and philosophy of management; (iv) competition (such as competition based on rental rates); (v) specific features of properties (such as location); (vi) financial condition of tenants, buyers and sellers of properties; (vii) quality of maintenance, insurance and management services; (viii) changes in operating costs; (ix) government regulations (including those governing usage, improvements, zoning, limitations on rents and taxes); (x) the availability of financing; (xi) difficulties in valuing and disposing of real estate; (xii) risk of casualty or condemnation losses; (xiii) delays in completion of construction; (xiv) losses due to “special hazards” (e.g., floods, earthquakes and hurricanes); (xv) potential liability under environmental and other laws (such as successor liability if investing in existing entities); and (xvi) the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Credit risk.
Credit risk is the risk that securities owned by the Fund will decline in value or the issuer of a security owned by the Fund will not be able to make interest or principal payments on the security when due because the issuer of the security experiences a decline in its financial circumstances. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.
Equity risk.
The Fund’s investments in equity securities may subject the Fund to volatility and the following risks: (i) prices of stock may fall over short or extended periods of time; (ii) cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day; and (iii) individual companies may report poor results or be negatively affected by industry and or economic trends and developments.
In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the stocks held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock; (iv) the potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a stock may prove to be wrong; and (vi) a decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.
Fixed-income instruments risk.
Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by a fund and, therefore, the Fund’s exposure to changes in interest rates. A fund with a negative average portfolio duration may increase in value when interest rates rise, and generally incurs a loss when interest rates decline. If an issuer calls or redeems an instrument held by a fund during a time of declining interest rates, the Fund might need to reinvest the proceeds in an investment offering a lower yield, and therefore may not benefit from any increase in value as a result of declining interest rates.
Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. Fluctuations in interest rates expose fixed-income and debt markets to significant volatility and reduced liquidity for the Fund’s investments.
Floating or variable rate securities risk.
Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.
High yield securities risk.
Below investment grade instruments are commonly referred to as “junk” or high yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. There is no minimum credit quality for securities in which the Fund may invest, provided that not more than 15% of its Managed Assets in credit instruments rated below rated CCC by S&P or Fitch or Caa2 by Moody’s.
Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.
Illiquid investments risk.
It is expected that a substantial portion of the securities and instruments in which the Fund invests will not trade on any exchange and will be illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.
Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.
Certain Structured Products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in Structured Products may be characterized by the Fund as illiquid.
Convertible securities risk.
The Fund may invest in convertible securities which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio during a specified period. Although convertible bonds, convertible preferred stocks and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. By investing in convertible securities, the Fund may seek income, and may also seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock or other interests into which the securities are convertible, while potentially earning a higher fixed rate of return than is ordinarily available in common stocks. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. Income paid by a convertible security may provide a limited cushion against a decline in the price of the security; however, convertible securities generally have less potential for gain than common stocks. Also, convertible bonds generally pay less income than non-convertible
bonds.
Senior debt, subordinated debt and preferred securities of banks and diversified financial companies risk.
Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. This means, for example, that if the issuing bank were to become insolvent, subordinated debt holders may not receive a full return of their principal because the bank would have to satisfy the claims of senior debt holders first. To the extent a bank in which the Fund invests were to be placed into a FDIC-administered receivership or conservatorship, the Fund would not be entitled to the same rights that it would have as a creditor in a typical bankruptcy proceeding, and creditors of failed banking organizations typically receive little or no recovery. See “Banks and diversified financials concentration risk – Capital risk.” In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. This is especially true in light of the large amount of regulatory developments in recent years. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Smaller banks may also have a lower capacity to withstand negative developments in the market in general. If any of these or other factors were to negatively affect a bank’s operations, the bank could fail to make payments on its debt obligations, which would hurt the Fund’s bank subordinated debt investments.
Preferred securities are subject to risks associated with both equity and debt instruments. Because some preferred securities allow the issuer to convert its preferred stock into common stock, preferred securities are often sensitive to declining common stock values. In addition, certain preferred securities contain provisions that allow an issuer to skip or defer distributions, which may be more likely when the issuer is less able to make dividend payments as a result of financial difficulties. Preferred securities can also be affected by changes in interest rates, especially if dividends are paid at a fixed rate, and may also include call features in favor of the issuer. In the event of redemptions by the issuer, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return. Preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Although the Fund will invest in securities and other obligations of FDIC-insured depository institutions and their affiliates, neither those securities and obligations nor your investment in the Fund will be protected by FDIC insurance.
Structured Products risk.
The Structured Products in which the Fund may invest include community bank debt securitizations and other ABS and debt securitizations (which may be referred to as collateralized debt securities or CDOs), which are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to, and unsecured, subordinated debentures, notes or other securities issued by, community banks or other financial institutions. Holders of Structured Products bear risks of the underlying assets and are subject to counterparty risk. The Fund (and other investors in the Structured Product) ultimately bear the credit risk associated with the underlying assets. Most Structured Products are issued in multiple tranches that offer investors various maturity and credit risk characteristics, which are often categorized as senior, mezzanine, and subordinated/ equity. The Fund may invest in any tranche of a Structured Product, including the subordinated/ equity tranches.
The ability of the Structured Product to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. For example, performance tests (based on interest coverage or other financial ratios or other criteria) may restrict the Fund’s ability, as holder of the equity interests in a Structured Product, to receive cash flow from these investments. There is no assurance any such performance tests will be satisfied. Also, a Structured Product may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the Structured Product may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the Structured Product’s debt. As a result, there may be a lag, which could be significant, between the repayment or other realization on a loan or other assets in, and the distribution of cash out of, a Structured Product, or cash flow may be completely restricted for the life of the Structured Product. If the Fund does not receive cash flow from any such Structured Product that is necessary to satisfy the annual distribution requirement for maintaining the Fund’s RIC status, and the Fund is unable to obtain cash from other sources necessary to satisfy this requirement, the Fund could fail to maintain its status as a RIC, which would have a material adverse effect on the Fund’s financial performance.
If applicable accounting pronouncements or SEC staff guidance require the Fund to consolidate the Structured Product’s financial statements with the Fund’s financial statements, any debt issued by the Structured Product would be generally treated as if it were issued by the Fund for purposes of the asset coverage ratio applicable to the Fund. Further, there can be no assurance that a bankruptcy court, in the exercise of its broad equitable powers, would not order that the Fund’s assets and liabilities be substantively consolidated with those of a Structured Product, rather than kept separate, and that creditors of the Structured Product would have claims against the consolidated bankruptcy estate (including the Fund’s assets). If a Structured Product is not consolidated with the Fund, the Fund’s only interest in the Structured Product will be the value of its retained subordinated interest and the income allocated to it, which may be more or less than the cash the Fund received from the Structured Product, and none of the Structured Product’s liabilities would be reflected as the Fund’s liabilities. If the assets of a Structured Product are not consolidated with the Fund’s assets and liabilities, then the leverage incurred by such Structured Product may or may not be treated as borrowings by the Fund for purposes applicable limitations on the Fund’s ability to issue debt.
The Fund generally may have the right to receive payments only from the Structured Product, and generally does not have direct rights against the issuer or the entity that sold the underlying collateral assets. While certain Structured Products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in Structured Products generally pay their share of the Structured Product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying Structured Products will rise or fall, these prices (and, therefore, the prices of Structured Products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a Structured Product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the Structured Products owned by the Fund.
The activities of the issuers of certain Structured Products, including bank debt securitizations, will generally be directed by a collateral manager. In the Fund’s capacity as holder of interests in such a Structured Product, the Fund is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of the Structured Product. Consequently, the success of the securitizations in will depend, in part, on the financial and managerial expertise of the collateral manager. Subject to certain exceptions, any change in the investment professionals of the collateral manager will not present grounds for termination of the collateral management agreement. In addition, such investment professionals may not devote all of their professional time to the affairs of the Structured Product. There can be no assurance that for any Structured Product, in the event that underlying instruments are prepaid, the collateral manager will be able to reinvest such proceeds in new instruments with equivalent investment returns. If the collateral manager cannot reinvest in new instruments with equivalent investment returns, the interest proceeds available to pay interest on the Structured Product may be adversely affected. The Structured Products in which the Fund invests are generally not registered as investment companies under the 1940 Act. As investors in these Structured Products, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.
Certain Structured Products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in Structured Products may be characterized by the Fund as illiquid securities. An active dealer market may exist for certain of these investments that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition, certain Structured Products may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume has been small relative to other markets. Structured Products may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. To the extent a trading market exists for a Structured Product, the market value may be affected by a variety of factors, including changes in the market value or dividends paid by the underlying collateral of the Structured Product; prepayments, defaults and recoveries on the underlying collateral; and other risks associated with the underlying collateral. The leveraged nature of equity interests in Structured Products are likely to magnify the adverse impact of such factors on equity interests in Structured Products. Because of the limited market, there may be less information available to investors regarding the underlying assets of a Structured Product than if the investors invested directly in the debt of the underlying obligors.
In addition to the general risks associated with fixed-income securities discussed herein, Structured Products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in Structured Products are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
To the extent that an affiliate of the Adviser serves as the sponsor and/or collateral manager of a Structured Product in which the Fund invests, or the Adviser or its affiliates hold other interests in Structured Products in which the Fund invests, the Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public
information that may restrict the Fund’s ability to dispose of its interests in the Structured Product. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder.
Additional risks relating to investing in the subordinated/equity tranche of Structured Products.
Up to all of the Fund’s investments in Structured Products may be in the subordinated/equity tranches. Investments in the equity tranches of Structured Products typically represent the first loss position, are unrated and are subject to greater risk. To the extent that any losses are incurred by the Structured Product in respect of any collateral, such losses will be borne first by the owners of the equity interests, which may include the Fund. Any equity interests that the Fund holds in a Structured Product will not be secured by the assets of the Structured Product or guaranteed by any party, and the Fund will rank behind all creditors of the Structured Product, including the holders of the secured notes issued by the Structured Product. Equity interests are typically subject to certain payment restrictions in the indenture governing the senior tranches. Accordingly, equity interests may not be paid in full, may be adversely impacted by defaults by a relatively small number of underlying assets held by the Structured Product and may be subject to up to 100% loss. Structured Products may be highly levered, and therefore equity interests may be subject to a higher risk of loss, including the potential for total loss. The market value of equity interests may be significantly affected by a variety of factors, including changes in interest rates, changes in the market value of the collateral held by the securitization, defaults and recoveries on that collateral and other risks associated with that collateral. The leveraged nature of equity interest is likely to magnify these impacts. Equity interests typically do not have a fixed coupon and payments on equity interests will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates. While the payments on equity interest will be variable, equity interests may not offer the same level of protection against changes in interest rates as other floating rate instruments. Equity interests are typically illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for equity interests. At times, there may be no market for equity interests, and the Fund may not be able to sell or otherwise transfer equity interests at their fair
value, or at all, in the event that it determines to sell them.

Derivatives risk.
The Fund’s derivatives and other similar investments (referred to collectively in this section as “derivatives” or “derivative investments”) have risks similar to their underlying assets and may have additional risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; risks arising from margin requirements; and risks arising from mispricing or valuation complexity. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives are also subject to market risk which refers to the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.
Regulation of the derivatives market presents additional risks to the Fund and may limit the ability of the Fund to use, and the availability or performance of, such instruments. The derivative instruments and techniques that the Fund may principally use include:
Futures.
A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Options.
If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Swaps.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Interest rate risk.
Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect the Fund’s performance. A change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and the Fund’s investments. Should interest rates decrease, the Fund’s investments in certain variable-rate and fixed rate debt securities may be adversely affected.
Floating Rate Risk.
Instruments in which the Fund invests may pay interest at floating rates or may be subject to interest caps or floors tied to floating rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference floating rates. The Fund also may utilize leverage or borrowings primarily based on floating rates. Some instruments in which the Fund has invested were tied to forms of LIBOR. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and has been widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of all LIBOR settings has ceased. Any still outstanding instruments or investments using synthetic LIBOR settings are expected to transition to alternative floating rate benchmarks. Public and private sector actors have worked to establish alternative reference rates, like SOFR or Term SOFR, to be used in place of LIBOR. The transition from LIBOR may have effects on the value, liquidity or return on certain Fund investments that continue to reference or previously referenced LIBOR. In addition, there may be costs associated with the transition from LIBOR. Any pricing adjustments to the Fund’s investments resulting from the transition to an alternative reference rate may also adversely affect the Fund’s performance and/or NAV. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Some instruments that referenced LIBOR were transitioned to alternative reference rates as a result of certain legislative transition mechanisms such as the Adjustable Interest Rate (LIBOR) Act. This law provides a statutory fallback mechanism on a nationwide basis for certain contracts to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR where the related contract contains no, or insufficient, fallback provisions.
In addition, the transition from LIBOR to any alternative reference rate may also introduce operational risks in the Fund’s accounting, financial reporting, investment servicing, liability management and other aspects of the Fund’s business. Completion of the transition from LIBOR to alternative reference rates could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would affect the Fund, issuers of instruments in which the Fund invests and financial markets generally. In addition, alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The U.S. Internal Revenue Service (“IRS”) has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt
contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Leverage risk.
The Fund presently utilizes leverage, but there can be no assurance that the Fund will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund uses leverage through borrowings from certain financial institutions or the use of reverse repurchase agreements. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and, if the Fund does not elect to treat reverse repurchase agreements and similar financing transactions as derivatives transactions for purposes of Rule
18f-4,
the leverage attributable to such transactions that have the effect of leverage in an aggregate amount up to 50% of the Fund’s Managed Assets (which equates to 100% of its net assets) immediately after giving effect to the leverage. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Adviser’s assessment of market conditions and the investment environment. The Fund’s Managed Assets include assets attributable to financial leverage instruments of any form. The Fund’s total leverage, either through borrowings, preferred stock issuance or effective leverage, may not exceed 50% of the Fund’s Managed Assets.
The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased net investment income, but also creates risks for the holders of Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Share dividends, but also creates special risks and considerations for the shareholders, including:

•	The likelihood of greater volatility of NAV, market price and dividend rate of the Shares than a comparable portfolio without leverage;

•	The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the shareholders;

•
The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Shares;

•
When the Fund uses financial leverage, the investment advisory fees payable to the Adviser will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser to increase the Fund’s use of leverage and create an inherent conflict of interests;

•	Leverage increases operating costs, which will be borne entirely by the shareholders and may reduce total return; and

•	Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements.
The Adviser intends to leverage the Fund only when it believes that the potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the use of leverage and is in the best interests of the Fund. To seek to manage any potential conflicts of interest that may arise in connection with its use of leverage, the Adviser will periodically review its performance and use of leverage with the Board.
Under the Fund’s credit facility, the Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund may also have to indemnify the lenders under the credit facility against liabilities they may incur in connection therewith. In addition, the Fund’s credit facility may contain covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and fund expenses, that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed.
The Fund may in the future issue preferred shares as a form of financial leverage. Any such preferred shares of the Fund would be senior to the Fund’s Shares, such that holders of preferred shares would have priority over the distribution of the Fund’s assets, including dividends and liquidating distributions. If preferred shares are issued and outstanding, holders of the preferred shares would elect two trustees of the Fund, voting separately as a class.
A decline in the Fund’s NAV could affect the ability of the Fund to make dividend payments. If the asset coverage for preferred shares or debt securities declines to less than two hundred or three hundred percent, respectively (as a result of market fluctuations or otherwise), the Fund may have to sell a portion of its investments at an inopportune time.

Conflicts of interest risk.
There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; identify a limited investment opportunity that may be suitable for more than one client; and acquire material non-public
information or otherwise be restricted from trading in certain potential investments. While the Fund generally may not purchase Structured Products sponsored by the Adviser or its affiliates directly from the issuer thereof, the Fund may, under certain circumstances, purchase Structured Products sponsored by the Adviser or its affiliates from third parties in secondary market transactions. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder. To the extent that the Fund holds Structured Products sponsored by the Adviser or its affiliates, or holds Structured Products in which the Adviser or its affiliates also hold interests, certain conflicts of interest may arise. The Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public
information that may restrict the Fund’s ability to dispose of its interests in the Structured Product. Additionally, because the amount of fees paid to the Adviser for its services is based on the Fund’s Managed Assets, the fees paid to the Adviser will be higher if the Fund uses leverage, which may create an incentive for the Adviser to leverage the Fund or increase the Fund’s use of leverage.
Distributions risk.
The Fund’s distributions may include a return of capital, thus reducing a shareholder’s cost basis in his or her Fund Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A shareholder who receives a capital distribution may be subject to tax even though the shareholder has experienced a net loss on his or her investment in the Fund. Any capital returned to shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.
Trust preferred securities risk.
The risks associated with TruPS include those risks typically associated with debt securities and preferred securities, including the risk of default. TruPS are typically subordinated to other classes of debt of the bank or other financial institution. As a result, the risk of recovery in case of default is higher for these securities than senior debt securities. Because the issuer is typically able to defer or skip payments for up to five years without being in default, distributions may not be made for extended periods of time. These securities are also subject to prepayment risk. Holders of TruPS generally have limited voting rights to control the activities of the trust and no voting rights with respect to the parent corporation. The market for TruPS may be limited due to restrictions on resale, and the market value may be more volatile than those of conventional debt securities. Many TruPS are issued by trusts or other special purpose entities established by banks and financial institutions and are not a direct obligation of banks and other financial institutions.
Prepayment risk.
When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.
Foreign securities risk.
Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments and restrictions on the ability of issuers of
non-U.S.
securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic or trade sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in
non-U.S.
securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
securities may trade on days when the Fund’s Shares are not priced, NAV may change at times when the Fund’s Shares cannot be sold.
Foreign banks and securities depositories at which the Fund holds its international securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Less information may be publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in
non-U.S.
countries may differ from U.S. accounting standards. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be more difficult to completely and accurately assess a company’s financial condition.
The volume of transactions on foreign stock exchanges is generally lower than the volume of transactions on U.S. exchanges. Therefore, the market for securities that trade on foreign stock exchanges may be less liquid and their prices may be more volatile than securities that trade on U.S. securities. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.
Unrated securities risk.
The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Large investors risk.
Ownership of Shares may be concentrated among certain institutional investors who purchase Shares. The ownership of large numbers of Shares by one or more institutional investors could, depending on the size of such ownership, result in such investors being in a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of a large number of Shares could adversely impact the market price and premium or discount to NAV at which the Shares trade. As a result of the concentration of a significant portion of the Fund’s outstanding Shares among a limited number of investors and the applicable restrictions on resale, the trading volume of Shares may be lesser than that of funds of a similar size whose shares are more widely held. As a result, there may be less secondary market liquidity for the Shares, the Shares may be subject to wider bid-ask
spreads and the market price of the Shares may fluctuate more sharply.
Limited investment opportunities risk.
Certain markets in which the Fund may invest are extremely competitive for attractive investment opportunities and, as a result, there may be reduced expected investment returns. The market for debt issued by financial institutions is more limited than the market for other debt issuances. There can be no assurance that sufficient investment opportunities will be available. The Fund’s primary competitors in providing financing and capital to financial institutions include public and private funds, commercial banks, investment banks, correspondent banks, commercial financing companies, high net worth individuals, private equity funds and hedge funds. Some of the Fund’s competitors may be substantially larger than the Fund and may have access to greater financial, technical, and marketing resources that the Fund. There can be no assurance that the Adviser will be able to identify or successfully pursue attractive investment opportunities in such environments. Among other factors, competition for suitable investments from other pooled investment vehicles and other classes of investors may reduce the availability of investment opportunities. Certain of the Fund’s competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on the Fund as an investment company or to the source-of-income,
asset diversification and distribution requirements the Fund intends to satisfy to qualify as a RIC under Subchapter M under the Code. Certain competitors may also have higher risk tolerances or different risk assumptions, which could allow them to consider a wider array of investment opportunities than the Fund intends to consider. There has been significant growth in the number of firms organized to make investments similar to those which the Fund intends to make, which may result in increased competition to the Fund in obtaining suitable investments. Additionally, the Adviser may have to allocate the available investment opportunities between various other Funds and accounts managed by the Adviser with similar investment strategies. Such allocation decisions will be made subject to the Adviser’s Trade Aggregation and Allocation Policies
and Procedures. There may also be competition to sell investments. If many investment funds that pursue similar strategies were forced to liquidate positions at the same time, market liquidity would be reduced, which may cause prices to drop, and volatility to increase and may exacerbate the losses of the Fund.
Maturity and duration risk.
Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorterterm fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Liquidity and valuation risk.
It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a favorable price. The capacity of traditional fixed-income market makers has not kept pace with the consistent growth in the fixed-income markets in recent years, which has led to reductions in the capacity of such market makers to engage in fixedincome trading and, as a result, dealer inventories of corporate fixed-income and floating rate instruments are at or near historic lows relative to market size. These concerns may be more pronounced in the case of high yield fixed-income and floating rate instruments than higher quality fixed-income instruments. Market makers tend to provide stability and liquidity to debtsecurities markets through their intermediary services, and their reduced capacity and number could lead to diminished liquidity and increased volatility in the fixed-income markets. In addition, the Fund’s ability to sell an instrument under favorable conditions may be negatively impacted by, among other things, the sale of the same or similar instruments by other market participants at the same time.
To the extent that there is not an established liquid market for instruments in which the Fund invests, or there is a reduced number or capacity of traditional market makers with respect to certain instruments, trading in such instruments may be relatively inactive or irregular. In addition, during periods of reduced market liquidity or market turmoil, or in the absence of readily accessible market quotations for an investment in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to that investment may be limited and the Adviser, on behalf of the Fund, may be required to perform a fair valuation of the instrument. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, there can be no assurance that the determination of an instrument’s fair value, conducted in accordance with the Fund’s valuation procedures, will in fact approximate the price at which the Fund could sell that instrument at the time of the fair valuation. The Fund relies on various sources of information to value investments and calculate NAV. The Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this information may be inaccurate because of errors by the third parties, technological issues, absence of current or reliable market data or otherwise, which could impact the Fund’s ability to accurately value its investments or calculate its NAV.
If the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time.
Portfolio turnover risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.
Rating agencies risk.
Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Regulatory and legal risk.
U.S. and
non-U.S.
government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations and any future statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
Changes in government legislation, regulation and/or intervention may change the way the Adviser or the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments and limit and/or preclude the Fund’s ability to implement, or increase the Fund’s costs associated with implementing, its investments strategies. Changes to tax laws and regulations may also result in certain tax consequences for the Fund and/or investors. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its respective investment objective.
Repurchase agreement risk.
Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (i) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) a possible lack of access to income on the underlying security during this period, and (iii) expenses of enforcing its rights.
Reverse repurchase agreement risk.
A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage, including increased volatility. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities.
Risk relating to the Fund’s RIC status.
To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income,
asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt
income (if any), to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify
as a RIC.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Additionally, some of the Structured Products or issuers in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes.
Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund shareholders may receive larger capital gain distributions than they would in the absence of such transactions. Furthermore, under treasury regulations, certain income or income inclusions derived by the Fund from a passive foreign investment company or controlled foreign corporation would generally constitute qualifying income for purposes of the income test applicable to RICs only to the extent (i) the applicable issuer makes current distributions of the corresponding income to the Fund or (ii) the Fund’s income inclusion is derived with respect to the Fund’s business of investing in stocks or securities. If the Internal Revenue Service were to change its position or otherwise determine that income derived from the Fund’s investment in a passive investment company or controlled foreign corporation does not constitute qualifying income and if such positions were upheld, or if future legislation, court decisions, future Internal Revenue Service guidance or treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a RIC and would be required to reduce its exposure to such investments.
Uncertain tax treatment risk.
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments and certain other investments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. Although the Fund will seek to address these and other issues to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax, no assurances can be given that the Fund will not be adversely affected as a result of such issues.
U.S. government securities risk.
Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or U.S. government sponsored enterprises (“GSEs”), including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Other Risks Relating to the Fund
Cybersecurity risk.
With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Fund) and their service providers may be prone to operational and information security risks resulting from cyberattacks and/or technological malfunctions. In general, cyberattacks are deliberate, but unintentional events may have similar effects. Cyberattacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyberattacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyberattacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
Other investment companies risk.
To the extent the Fund invests in other investment companies that invest in fixed-income securities, risks associated with investments in other investment companies will include fixed-income securities risks. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and closed-end
funds incur fees that are separate from those of the Fund. As a result, shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs, mutual funds and closed-end
funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

In addition to risks generally associated with investments in mutual fund securities, ETFs and closed-end
funds are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s or closed-end
fund’s shares may be above or below its NAV; (ii) an active trading market for an ETF’s and closed-end
fund’s shares may not develop or be maintained; (iii) the ETF or closed-end
fund may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s or closed-end
fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF or closed-end
fund shares may be
de-listed
from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading.
Management of similar funds risk.
The name, investment objective and policies of the Fund are similar to other funds advised by the Adviser. However, the investment results of the Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, any other of the funds. In addition, the Adviser’s management of similar funds gives rise to various conflicts of interest, including conflicts relating to the allocation of investment opportunities, the potential for portfolio managers to devote unequal time and attention to the management of the Fund and the other funds and the potential acquisition of material nonpublic information.

Effects of Leverage [Text Block]
12. Effects of Leverage
Assuming the utilization of leverage through borrowings of approximately 33.3% of the Fund’s Managed Assets, at an interest rate of 3.75% payable on such borrowings, the income generated by the Fund’s portfolio (net of non-leverage
expenses) must exceed 0.25% in order to cover such interest payments and other expenses specifically related to borrowings. These numbers are merely estimates, used for illustration. Actual interest rates may vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of borrowings representing 33.3% of the Fund’s Managed Assets and the Fund’s currently projected annual interest rate on its leverage of
3.75
%.

Assumed annual return on the Fund’s portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Share Total Return	-16.88%	-9.38%	-1.88%	5.63%	13.13%
Share total return is composed of two elements: the Share dividends paid by the Fund (the amount of
which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its portfolio investments is entirely offset by losses in the value of those investments.

Annual Interest Rate [Percent]														3.75%
Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of borrowings representing 33.3% of the Fund’s Managed Assets and the Fund’s currently projected annual interest rate on its leverage of
3.75
%.

Assumed annual return on the Fund’s portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Share Total Return	-16.88%	-9.38%	-1.88%	5.63%	13.13%

Return at Minus Ten [Percent]														(16.88%)
Return at Minus Five [Percent]														(9.38%)
Return at Zero [Percent]														(1.88%)
Return at Plus Five [Percent]														5.63%
Return at Plus Ten [Percent]														13.13%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of borrowings representing 33.3% of the Fund’s Managed Assets and the Fund’s currently projected annual interest rate on its leverage of
3.75
%.

Share Price [Table Text Block]
13. Other Common Share Information
The Fund’s Common Shares, which trade on the NYSE under the symbol “FINS”, have traded at a discount to their NAV per Common Share.
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE and the corresponding NAV and premium/discount to NAV on the days when the Fund’s Common Shares experienced such high and low closing market prices.

For the Month/ Quarter Ended	Common Share Market Price		Common Share Net Asset Value		Premium (Discount) as a % of Net Asset Value
Date	High	Low	High	Low	High	Low
1/31/2025	$13.37	$12.54	$14.15	$13.97	-5.51%	-10.24%
10/31/2024	$13.29	$12.51	$14.08	$13.70	-5.61%	-8.69%
7/31/2024	$12.64	$12.13	$13.90	$13.66	-9.06%	-11.20%
4/30/2024	$12.50	$12.17	$13.87	$13.66	-9.88%	-10.91%
1/31/2024	$12.38	$11.81	$13.85	$13.48	-10.61%	-12.39%
10/31/2023	$12.29	$11.65	$13.83	$13.48	-11.14%	-13.58%
7/31/2023	$12.15	$11.68	$14.26	$13.67	-14.80%	-14.56%
4/30/2023	$13.40	$12.02	$14.83	$14.23	-9.64%	-15.53%
1/31/2023	$13.36	$12.70	$15.06	$14.53	-11.32%	-12.59%
10/31/2022	$14.82	$12.55	$16.35	$14.86	-9.36%	-15.55%
7/31/2022	$15.08	$13.41	$16.79	$16.07	-10.18%	-16.55%
4/30/2022	$16.63	$15.21	$17.63	$16.74	-5.67%	-9.14%
The Fund’s NAV at the close of business on January 31, 2025, was $14.11 and the last reported sale price of a Common Share on the NYSE on that day was $13.26, representing a -6.02% discount to such NAV.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
NOTE 10. CAPITAL TRANSACTIONS
For the year ended January 31, 2025, there were no capital transactions.
The Board approved a rights offering to participating shareholders of record as of September 20, 2021, which were in turn allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on record date. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The subscription price per common share (the “Subscription Price”) was determined based on a formula equal to 92.5% of the average of the last reported sales price of a common share of the Fund on the NYSE on the layoff/expiration dates and each of the four immediately preceding trading days (the “Formula Price”). However, the Formula Price was less than 86% of the Fund’s NAV per common share at the close of trading on the NYSE on the layoff/expiration dates, therefore the Subscription Price used was based on 86% of the Fund’s NAV per common share at the close of trading on the NYSE on those days. Offering costs were charged to paid-in-capital upon the exercise of the rights.
The shares of common stock issued, subscription price, and offering costs for the rights offering were as follows:

Layoff/Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
October 6, 2021	410,000	$16.15	$37,920
October 11, 2021	300,000	$16.10	$27,746
October 14, 2021	4,366,333	$16.06	$403,834

Outstanding Security, Held [Shares]														25,062,638
General market risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General market risk
. The capital markets may experience periods of disruption, instability and volatility due to, among other things, social, political, economic and other conditions and events such as natural disasters, terrorism, epidemics and pandemics. Such conditions may materially and adversely affect the markets globally and the issuers, industries, governments and jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the securities held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying securities to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its securities due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock; (iv) the potential for price fluctuations in the securities of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a security may prove to be wrong; and (vi) a decline in investor demand for the securities held by the Fund also may adversely affect the value of the securities.

In addition, securities in the Fund’s portfolio may cause the Fund to lose value and/or underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics/pandemics. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

Management risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management risk.
The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other funds with a similar investment objective.

Market discount risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market discount risk.
Shares of
closed-end
management investment companies frequently trade at a discount from their NAV, which is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of its investment activities. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell Shares, whether investors will realize gains or losses upon the sale of Shares will depend entirely upon whether the market price of Shares at the time of sale is above or below the investor’s purchase price for Shares. Because the market price of Shares will be determined by factors such as NAV, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Shares, stability of dividends or distributions, trading volume of Shares, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether Shares will trade at, below or above NAV or at, below or above the initial public offering price. Shares of the Fund are designed primarily for long-term investors; investors in Shares should not view the Fund as a vehicle for trading purposes.

Limited term risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited term risk.
Unless the Fund completes a tender offer to all shareholders to purchase shares of the Fund at a price equal to the NAV per share on the expiration date of the tender offer (an “Eligible Tender Offer”) and converts to perpetual existence, the Fund will terminate on or about the Termination Date. The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund whose investment objective is to return its original NAV on the termination date.
The Fund’s investment objective and policies are not designed to seek to return to investors their initial investment on the Termination Date or in an Eligible Tender Offer, and investors may receive more or less than their original investment upon termination or in an Eligible Tender Offer.
See “Market discount risk.”
Because the assets of the Fund will be liquidated in connection with the termination, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Termination Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Termination Date approaches, and losses due to portfolio liquidation may be significant. During the wind-down period, beginning one year before the Termination Date, the Fund may begin liquidating all or a portion of the Fund’s portfolio, and may deviate from its investment policies and may not achieve its investment objective. During the wind-down period, the Fund’s portfolio composition may change as more of its portfolio holdings are called or sold and portfolio holdings are disposed of in anticipation of liquidation. The disposition of portfolio investments by the Fund could cause market prices of such instruments, and hence the NAV and market price of the Shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund. Rather than reinvesting the proceeds of matured, called or sold securities, the Fund may invest such proceeds in short-term or other lower yielding securities or hold the proceeds in cash, which may adversely affect its performance and the market price of the Shares. The Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management. Upon a termination, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust. Shareholders will bear the costs associated with establishing and maintaining a liquidating trust, if necessary. Securities placed in a liquidating trust may be held for an indefinite period of time until they can be sold or pay out all of their cash flows. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust.
If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of Shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s termination also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to shareholders. In addition, the Fund’s purchase of tendered Shares pursuant to a tender offer will have tax consequences for tendering shareholders and may have tax consequences for non-tendering
shareholders. The purchase of Shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
shareholders. All shareholders remaining after a tender offer will be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered Shares. Such reduction in the Fund’s total assets may also result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered Shares would not result in the Fund’s net assets totaling less than $100 million of net assets (the “Termination Threshold”), in which case the Eligible Tender Offer will be terminated, no Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will terminate on or before the Termination Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered Shares would result in the Fund’s net assets totaling greater than the Termination Threshold, the Board may eliminate the Termination Date upon the affirmative vote of a majority of the Board and without shareholder approval. Thereafter, the Fund will have a perpetual existence. The Adviser may have a conflict of interest in recommending to the Board that the Termination Date be eliminated and the Fund have a perpetual existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining shareholders may only be able to sell their Shares at a discount to NAV.

Banks and diversified financials concentration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Banks and diversified financials concentration risk.
Companies in the group of industries related to banks and diversified financials are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the group of industries related to banks and diversified financials, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the industries as a whole cannot be predicted. The Fund’s emphasis on community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry. Community banks may face heightened risks of failure during times of economic downturns than larger banks. Community banks may also be subject to greater lending risks than larger banks.
Certain risks may impact the value of investments in the group of industries related to banks and diversified financials more severely than those of investments outside these industries, including the risks associated with companies that operate with substantial financial leverage. Companies in the group of industries related to banks and diversified financials may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.
Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Insurance companies are subject to extensive government regulation in some countries can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps or other changes in government regulation or tax law. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up
costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

The group of industries related to banks and diversified financials is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which the Fund invests.
Risks specific to the bank and diversified financial group of industries also may include:
Asset quality and credit risk.
When financial institutions loan money, commit to loan money or enter into a letter of credit or other contract with a counterparty, they incur credit risk, or the risk of losses if their borrowers do not repay their loans or their counterparties fail to perform according to the terms of their contract. The companies in which the Fund will invest offer a number of products which expose them to credit risk, including loans, leases and lending commitments, derivatives, trading account assets and assets held-for-sale.
Financial institutions allow for and create loss reserves against credit risks based on an assessment of credit losses inherent in their credit exposure (including unfunded credit commitments). This process, which is critical to their financial results and condition, requires difficult, subjective and complex judgments, including forecasts of economic conditions and how these economic predictions might impair the ability of their borrowers to repay their loans. As is the case with any such assessments, there is always the chance that the financial institutions in which the Fund invests will fail to identify the proper factors or that they will fail to accurately estimate the impacts of factors that they identify. Failure to identify credit risk factors or the impact of credit factors may result in increased non-performing
assets, which will result in increased loss reserve provisioning and reduction in earnings. Poor asset quality can also affect earnings through reduced interest income which can impair a bank’s ability to service debt obligations or to generate sufficient income for equity holders. Bank failure may result due to inadequate loss reserves, inadequate capital to sustain credit losses or reduced earnings due to non-performing
assets. The Fund will not have control over the asset quality of the financial institutions in which the Fund will invest, and these institutions may experience substantial increases in the level of their non-performing
assets which may have a material adverse impact on the Fund’s investments.
Capital risk.
A bank’s capital position is extremely important to its overall financial condition and serves as a cushion against losses. U.S. banking regulators have established specific capital requirements for regulated banks. Federal banking regulators proposed amended regulatory capital regulations in response to the Dodd-Frank Act and the international capital and liquidity requirements set forth by the Basel Committee on Banking Supervision (“Basel III”) protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a FDIC-administered receivership or conservatorship. The regulatory provisions under which the regulatory authorities act are intended to protect depositors. The deposit insurance fund and the banking system are not intended to protect shareholders or other investors in other securities issued by a bank or its holding company. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on the Fund’s investments.
Earnings risk.
Earnings are the primary means for financial institutions to generate capital to support asset growth, to provide for loan losses and to support their ability to pay dividends to shareholders. The quantity as well as the quality of earnings can be affected by excessive or inadequately managed credit risk that may result in losses and require additions to loss reserves, or by high levels of market risk that may unduly expose an institution’s earnings to volatility in interest rates. The quality of earnings may also be diminished by undue reliance on extraordinary gains, nonrecurring events, or favorable tax effects. Future earnings may be adversely affected by an inability to forecast or control funding and operating expenses, net interest margin compression improperly executed or ill-advised
business strategies, or poorly managed or uncontrolled exposure to other risks. Deficient earnings can result in inadequate capital resources to support asset growth or insufficient cash flow to meet the financial institution’s near term obligations. Under certain circumstances, this may result in the financial institution being required to suspend operations or the imposition of a cease-and-desist
order by regulators which could potentially impair the Fund’s investments.
Management risk.
The ability of management to identify, measure, monitor and control the risks of an institution’s activities and to ensure a financial institution’s safe, sound and efficient operation in compliance with applicable laws and regulations are critical. Depending on the nature and scope of an institution’s activities, management practices may need to address some or all of the following risks: credit, market, operating, reputation, strategic, compliance, legal, liquidity and other risks. The Fund will not have direct or indirect control over the management of the financial institutions in which the Fund will invest and, given the Fund’s long-term investment strategy, it is likely that the management teams and their policies may change. The inability of management to operate their financial institution in a safe, sound and efficient manner in compliance with applicable laws and regulations, or changes in management of financial institutions in which the Fund invests, may have an adverse impact on the Fund’s investment.
Litigation risk.
Financial institutions face significant legal risks in their businesses, and the volume of claims and amount of damages and penalties claimed in litigation and regulatory proceedings against financial institutions remain high. Substantial legal liability or significant regulatory action against the companies in which the Fund invests could have material adverse financial effects or cause significant reputational harm to these companies, which in turn could seriously harm their business prospects. Legal liability or regulatory action against the companies in which the Fund invests could have material adverse financial effects on the Fund and adversely affect the Fund’s earnings and book value.
Market risk.
The financial institutions in which the Fund will invest are directly and indirectly affected by changes in market conditions. Market risk generally represents the risk that values of assets and liabilities or revenues will be adversely affected by changes in market conditions. Market risk is inherent in the financial instruments associated with the operations and activities including loans, deposits, securities, short-term borrowings, long-term debt, trading account assets and liabilities and derivatives of the financial institutions in which the Fund will invest. Market risk includes, but is not limited to, fluctuations in interest rates, equity and futures prices, changes in the implied volatility of interest rates, equity and futures prices and price deterioration or changes in value due to changes in market perception or actual credit quality of the issuer. Accordingly, depending on the instruments or activities impacted, market risks can have wide ranging, complex adverse effects on the operations and overall financial condition of the financial institutions in which the Fund will invest as well as adverse effects on the Fund’s results from operations and overall financial condition.
Monetary policy risk.
Monetary policies have had, and will continue to have, significant effects on the operations and results of financial institutions. There can be no assurance that a particular financial institution will not experience a material adverse effect on its net interest income in a changing interest rate environment. Factors such as the liquidity of the global financial markets, and the availability and cost of credit may significantly affect the activity levels of customers with respect to the size, number and timing of transactions. Fluctuation in interest rates, which affect the value of assets and the cost of funding liabilities, are not predictable or controllable, may vary and may impact economic activity in various regions.
Competition.
The group of industries related to banks and diversified financials, including the banking sector, is extremely competitive, and it is expected that the competitive pressures will increase. Merger activity in the financial services industry has resulted in and is expected to continue to result in, larger institutions with greater financial and other resources that are capable of offering a wider array of financial products and services. The group of industries related to banks and diversified financials has become considerably more concentrated as numerous financial institutions have been acquired by or merged into other institutions. The majority of financial institutions in which the Fund will invest will be relatively small with significantly fewer resources and capabilities than larger institutions; this size differential puts them at a competitive disadvantage in terms of product offering and access to capital. Technological advances and the growth of
e-commerce
have made it possible for
non-financial
institutions and
non-bank
financial institutions to offer products and services that have traditionally been offered by banking and other financial institutions. It is expected that the cross-industry competition and inter-industry competition will continue to intensify and may be adverse to the financial institutions in which the Fund invests.
Regulatory risk.
Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding, their ability to operate and the value of the Fund’s investments. Changes to these regulations could have an adverse effect on their operations and operating results and the Fund’s investments. The Fund expects to make long-term investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on the Fund’s investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to the Fund’s investments. Ownership of the stock of certain types of regulated banking institutions may subject the Fund to additional regulations. Investments in banking institutions and transactions related to the Fund’s investments may require approval from one or more regulatory authorities. If the Fund were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Fund would be subject to certain restrictions and regulations. To the extent the Fund invests in brokers, dealers or registered investment advisers, it will do so in compliance with Rule
12d3-1
under the 1940 Act and applicable SEC interpretive positions and guidance thereunder.

BDC risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
BDC risk.
Investments in
closed-end
funds that elect to be treated as BDCs may be subject to a high degree of risk and speculative investing. BDCs typically invest in and lend to small and medium-sized
private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or private debt fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized
companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore carry risk of that particular sector or industry group. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk.
Investments in BDCs are also subject to the risk that the management team will be unable to meet the BDC’s investment objective or manage the BDC’s portfolio when the underlying securities are redeemed or sold, particularly during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Common shares of BDCs are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end
funds, they may trade in the secondary market at a discount to their NAV. Shares of non-listed
BDCs generally do not trade in a secondary market and, accordingly, have little or no liquidity.
BDCs may utilize leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects the BDC to increased risks, including the likelihood of increased volatility and the possibility that the BDC’s common share income may fall if the interest rate on any borrowings rises.
Instability in the financial markets or deterioration in credit and financing conditions could have material and adverse consequences on the availability of debt and equity capital relied on by certain BDCs, and the companies in which they invest, to grow or could otherwise increase the costs of such capital and/or result in less favorable terms and conditions, thereby decreasing the investment income or otherwise damaging the business of such BDCs. The inability of companies to make timely payments on obligations could result in reduced cash flow for BDCs and could adversely impact their ability to make distributions to investors such as the Fund and impact the value of the BDCs’ investments. Defaults by portfolio companies could also negatively impact the NAV of BDCs held by the Fund. In addition, disruptions in the global financial markets could impair a BDC’s access to credit, reducing its ability to take advantage of investment opportunities.
The Fund may invest in various parts of a BDC’s capital structure, including equity, debt and preferred securities. These investments carry the risks generally associated with such asset classes, including the fact that equity and preferred securities are generally subordinated to bonds and other debt securities in terms of priority for payment of income and in the event of a liquidation. In addition, certain types of securities issued by a BDC may trade less frequently and in a more limited volume than other types of securities issued by the BDC and, as a result, may be subject to more abrupt or erratic price movements or have more limited liquidity. In the event that event that the Fund acquires equity interests in BDCs, the Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs, in addition to the expenses paid by the Fund.
BDCs are generally taxed as regulated investment companies (“RICs”) under Subchapter M of the Code. To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders, such BDCs must meet certain source-of-income,
asset diversification and annual distribution requirements. If a BDC in which the Fund invests fails to qualify as a RIC, such BDC would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by a BDC could substantially reduce the BDC’s net assets and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund in respect of such investment.

Closed-end fund risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end
fund risk.
The Fund is a diversified,
closed-end
management investment company and designed primarily for long term investors.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Shares of the Fund may trade at a discount to the Fund’s NAV. See “Market discount risk.”

REIT risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT risk.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An Equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A Mortgage REIT may be affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not necessarily diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs may experience adverse impacts when commercial tenants are unwilling or unable to satisfy their obligations or continue to pay rent on time or at all, or choose not to renew their leases or re-lease
properties on the same or better terms in the event of non renewal or early termination of existing leases. A rise in unemployment will directly impact residential mortgage REITs in a similar fashion when obligors are unable to make mortgage payments on time.
REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code, and failing to maintain their exemption from registration under the 1940 Act. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. By investing in REITs, the Fund will indirectly bear its proportionate share of the expenses of the REITs. The expenses at the REIT level are not included in the Fund’s expense table as acquired fund fees and expenses. REITs (especially Mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations may be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans, the interest rates on which are reset periodically and yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to potentially fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. In addition, shares of publicly-traded REITs may trade less frequently than shares of other issuers, which means that purchase and sale transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations.
The Fund may invest in various parts of a REIT’s capital structure, including equity, debt and preferred securities. These investments carry the risks generally associated with such asset classes, including the fact that equity and preferred securities are generally subordinated to bonds and other debt securities in terms of priority for payment of income and in the event of a liquidation. In addition, certain types of securities issued by a REIT may trade less frequently and in a more limited volume than other types of securities issued by the REIT and, as a result, may be subject to more abrupt or erratic price movements or have more limited liquidity.
Risks relating to various types of REITs and to REITs generally may also include:
Mortgage REIT risk.
Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds, which is the risk that the borrower will not be able to make timely interest and principal payments on the loan to the mortgage REIT. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT. Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A mortgage REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a mortgage REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a mortgage REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy, reductions in the availability of financing or deterioration in the conditions of the mortgage REIT’s mortgage-related assets.
Equity REIT risk.
Equity REITs make direct investments in real estate. Equity REITs invest primarily in real properties and may earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties.

Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, increased competition from other properties or poor management. Equity REITs also can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs and for the properties held by such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.
Hybrid REIT risk.
Because they combine the characteristics of Mortgage REITs and Equity REITs, Hybrid REITs are subject to the risks associated with both Mortgage REITs and Equity REITs, as described above, and to the risks associated with REITs generally.
REIT tax risk.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. Dividends paid by REITs may not receive preferential tax treatment afforded other dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company.
Real estate industry risk.
Ownership of real estate is subject to a number of risks, including (i) changes in the general economic climate (such as changes in interest rates or the credit markets) and social and economic trends; (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space); (iii) the quality and philosophy of management; (iv) competition (such as competition based on rental rates); (v) specific features of properties (such as location); (vi) financial condition of tenants, buyers and sellers of properties; (vii) quality of maintenance, insurance and management services; (viii) changes in operating costs; (ix) government regulations (including those governing usage, improvements, zoning, limitations on rents and taxes); (x) the availability of financing; (xi) difficulties in valuing and disposing of real estate; (xii) risk of casualty or condemnation losses; (xiii) delays in completion of construction; (xiv) losses due to “special hazards” (e.g., floods, earthquakes and hurricanes); (xv) potential liability under environmental and other laws (such as successor liability if investing in existing entities); and (xvi) the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.

Credit risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit risk.
Credit risk is the risk that securities owned by the Fund will decline in value or the issuer of a security owned by the Fund will not be able to make interest or principal payments on the security when due because the issuer of the security experiences a decline in its financial circumstances. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.

Equity risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity risk.
The Fund’s investments in equity securities may subject the Fund to volatility and the following risks: (i) prices of stock may fall over short or extended periods of time; (ii) cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day; and (iii) individual companies may report poor results or be negatively affected by industry and or economic trends and developments.
In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the stocks held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock; (iv) the potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a stock may prove to be wrong; and (vi) a decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

Fixed-income instruments risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-income instruments risk.
Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by a fund and, therefore, the Fund’s exposure to changes in interest rates. A fund with a negative average portfolio duration may increase in value when interest rates rise, and generally incurs a loss when interest rates decline. If an issuer calls or redeems an instrument held by a fund during a time of declining interest rates, the Fund might need to reinvest the proceeds in an investment offering a lower yield, and therefore may not benefit from any increase in value as a result of declining interest rates.
Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. Fluctuations in interest rates expose fixed-income and debt markets to significant volatility and reduced liquidity for the Fund’s investments.

Floating or variable rate securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating or variable rate securities risk.
Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

High yield securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High yield securities risk.
Below investment grade instruments are commonly referred to as “junk” or high yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. There is no minimum credit quality for securities in which the Fund may invest, provided that not more than 15% of its Managed Assets in credit instruments rated below rated CCC by S&P or Fitch or Caa2 by Moody’s.
Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

Illiquid investments risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid investments risk.
It is expected that a substantial portion of the securities and instruments in which the Fund invests will not trade on any exchange and will be illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.
Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.
Certain Structured Products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in Structured Products may be characterized by the Fund as illiquid.

Convertible securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible securities risk.
The Fund may invest in convertible securities which are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock or other equity interests at a specified price or conversion ratio during a specified period. Although convertible bonds, convertible preferred stocks and other securities convertible into equity securities may have some attributes of income securities or debt securities, the Fund generally treats such securities as equity securities. By investing in convertible securities, the Fund may seek income, and may also seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock or other interests into which the securities are convertible, while potentially earning a higher fixed rate of return than is ordinarily available in common stocks. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuers, the value of these securities will also change based on changes in the value of the underlying stock. Income paid by a convertible security may provide a limited cushion against a decline in the price of the security; however, convertible securities generally have less potential for gain than common stocks. Also, convertible bonds generally pay less income than non-convertible
bonds.

Senior debt, subordinated debt and preferred securities of banks and diversified financial companies risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior debt, subordinated debt and preferred securities of banks and diversified financial companies risk.
Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. This means, for example, that if the issuing bank were to become insolvent, subordinated debt holders may not receive a full return of their principal because the bank would have to satisfy the claims of senior debt holders first. To the extent a bank in which the Fund invests were to be placed into a FDIC-administered receivership or conservatorship, the Fund would not be entitled to the same rights that it would have as a creditor in a typical bankruptcy proceeding, and creditors of failed banking organizations typically receive little or no recovery. See “Banks and diversified financials concentration risk – Capital risk.” In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. This is especially true in light of the large amount of regulatory developments in recent years. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Smaller banks may also have a lower capacity to withstand negative developments in the market in general. If any of these or other factors were to negatively affect a bank’s operations, the bank could fail to make payments on its debt obligations, which would hurt the Fund’s bank subordinated debt investments.
Preferred securities are subject to risks associated with both equity and debt instruments. Because some preferred securities allow the issuer to convert its preferred stock into common stock, preferred securities are often sensitive to declining common stock values. In addition, certain preferred securities contain provisions that allow an issuer to skip or defer distributions, which may be more likely when the issuer is less able to make dividend payments as a result of financial difficulties. Preferred securities can also be affected by changes in interest rates, especially if dividends are paid at a fixed rate, and may also include call features in favor of the issuer. In the event of redemptions by the issuer, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return. Preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Although the Fund will invest in securities and other obligations of FDIC-insured depository institutions and their affiliates, neither those securities and obligations nor your investment in the Fund will be protected by FDIC insurance.

Structured Products risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products risk.
The Structured Products in which the Fund may invest include community bank debt securitizations and other ABS and debt securitizations (which may be referred to as collateralized debt securities or CDOs), which are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to, and unsecured, subordinated debentures, notes or other securities issued by, community banks or other financial institutions. Holders of Structured Products bear risks of the underlying assets and are subject to counterparty risk. The Fund (and other investors in the Structured Product) ultimately bear the credit risk associated with the underlying assets. Most Structured Products are issued in multiple tranches that offer investors various maturity and credit risk characteristics, which are often categorized as senior, mezzanine, and subordinated/ equity. The Fund may invest in any tranche of a Structured Product, including the subordinated/ equity tranches.
The ability of the Structured Product to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. For example, performance tests (based on interest coverage or other financial ratios or other criteria) may restrict the Fund’s ability, as holder of the equity interests in a Structured Product, to receive cash flow from these investments. There is no assurance any such performance tests will be satisfied. Also, a Structured Product may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the Structured Product may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the Structured Product’s debt. As a result, there may be a lag, which could be significant, between the repayment or other realization on a loan or other assets in, and the distribution of cash out of, a Structured Product, or cash flow may be completely restricted for the life of the Structured Product. If the Fund does not receive cash flow from any such Structured Product that is necessary to satisfy the annual distribution requirement for maintaining the Fund’s RIC status, and the Fund is unable to obtain cash from other sources necessary to satisfy this requirement, the Fund could fail to maintain its status as a RIC, which would have a material adverse effect on the Fund’s financial performance.
If applicable accounting pronouncements or SEC staff guidance require the Fund to consolidate the Structured Product’s financial statements with the Fund’s financial statements, any debt issued by the Structured Product would be generally treated as if it were issued by the Fund for purposes of the asset coverage ratio applicable to the Fund. Further, there can be no assurance that a bankruptcy court, in the exercise of its broad equitable powers, would not order that the Fund’s assets and liabilities be substantively consolidated with those of a Structured Product, rather than kept separate, and that creditors of the Structured Product would have claims against the consolidated bankruptcy estate (including the Fund’s assets). If a Structured Product is not consolidated with the Fund, the Fund’s only interest in the Structured Product will be the value of its retained subordinated interest and the income allocated to it, which may be more or less than the cash the Fund received from the Structured Product, and none of the Structured Product’s liabilities would be reflected as the Fund’s liabilities. If the assets of a Structured Product are not consolidated with the Fund’s assets and liabilities, then the leverage incurred by such Structured Product may or may not be treated as borrowings by the Fund for purposes applicable limitations on the Fund’s ability to issue debt.
The Fund generally may have the right to receive payments only from the Structured Product, and generally does not have direct rights against the issuer or the entity that sold the underlying collateral assets. While certain Structured Products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in Structured Products generally pay their share of the Structured Product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying Structured Products will rise or fall, these prices (and, therefore, the prices of Structured Products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a Structured Product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the Structured Products owned by the Fund.
The activities of the issuers of certain Structured Products, including bank debt securitizations, will generally be directed by a collateral manager. In the Fund’s capacity as holder of interests in such a Structured Product, the Fund is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of the Structured Product. Consequently, the success of the securitizations in will depend, in part, on the financial and managerial expertise of the collateral manager. Subject to certain exceptions, any change in the investment professionals of the collateral manager will not present grounds for termination of the collateral management agreement. In addition, such investment professionals may not devote all of their professional time to the affairs of the Structured Product. There can be no assurance that for any Structured Product, in the event that underlying instruments are prepaid, the collateral manager will be able to reinvest such proceeds in new instruments with equivalent investment returns. If the collateral manager cannot reinvest in new instruments with equivalent investment returns, the interest proceeds available to pay interest on the Structured Product may be adversely affected. The Structured Products in which the Fund invests are generally not registered as investment companies under the 1940 Act. As investors in these Structured Products, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.
Certain Structured Products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in Structured Products may be characterized by the Fund as illiquid securities. An active dealer market may exist for certain of these investments that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition, certain Structured Products may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume has been small relative to other markets. Structured Products may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. To the extent a trading market exists for a Structured Product, the market value may be affected by a variety of factors, including changes in the market value or dividends paid by the underlying collateral of the Structured Product; prepayments, defaults and recoveries on the underlying collateral; and other risks associated with the underlying collateral. The leveraged nature of equity interests in Structured Products are likely to magnify the adverse impact of such factors on equity interests in Structured Products. Because of the limited market, there may be less information available to investors regarding the underlying assets of a Structured Product than if the investors invested directly in the debt of the underlying obligors.
In addition to the general risks associated with fixed-income securities discussed herein, Structured Products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in Structured Products are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
To the extent that an affiliate of the Adviser serves as the sponsor and/or collateral manager of a Structured Product in which the Fund invests, or the Adviser or its affiliates hold other interests in Structured Products in which the Fund invests, the Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public
information that may restrict the Fund’s ability to dispose of its interests in the Structured Product. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder.
Additional risks relating to investing in the subordinated/equity tranche of Structured Products.
Up to all of the Fund’s investments in Structured Products may be in the subordinated/equity tranches. Investments in the equity tranches of Structured Products typically represent the first loss position, are unrated and are subject to greater risk. To the extent that any losses are incurred by the Structured Product in respect of any collateral, such losses will be borne first by the owners of the equity interests, which may include the Fund. Any equity interests that the Fund holds in a Structured Product will not be secured by the assets of the Structured Product or guaranteed by any party, and the Fund will rank behind all creditors of the Structured Product, including the holders of the secured notes issued by the Structured Product. Equity interests are typically subject to certain payment restrictions in the indenture governing the senior tranches. Accordingly, equity interests may not be paid in full, may be adversely impacted by defaults by a relatively small number of underlying assets held by the Structured Product and may be subject to up to 100% loss. Structured Products may be highly levered, and therefore equity interests may be subject to a higher risk of loss, including the potential for total loss. The market value of equity interests may be significantly affected by a variety of factors, including changes in interest rates, changes in the market value of the collateral held by the securitization, defaults and recoveries on that collateral and other risks associated with that collateral. The leveraged nature of equity interest is likely to magnify these impacts. Equity interests typically do not have a fixed coupon and payments on equity interests will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates. While the payments on equity interest will be variable, equity interests may not offer the same level of protection against changes in interest rates as other floating rate instruments. Equity interests are typically illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for equity interests. At times, there may be no market for equity interests, and the Fund may not be able to sell or otherwise transfer equity interests at their fair
value, or at all, in the event that it determines to sell them.

Derivatives risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives risk.
The Fund’s derivatives and other similar investments (referred to collectively in this section as “derivatives” or “derivative investments”) have risks similar to their underlying assets and may have additional risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; risks arising from margin requirements; and risks arising from mispricing or valuation complexity. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives are also subject to market risk which refers to the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.
Regulation of the derivatives market presents additional risks to the Fund and may limit the ability of the Fund to use, and the availability or performance of, such instruments. The derivative instruments and techniques that the Fund may principally use include:
Futures.
A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Options.
If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Swaps.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

Floating Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating Rate Risk.
Instruments in which the Fund invests may pay interest at floating rates or may be subject to interest caps or floors tied to floating rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference floating rates. The Fund also may utilize leverage or borrowings primarily based on floating rates. Some instruments in which the Fund has invested were tied to forms of LIBOR. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and has been widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of all LIBOR settings has ceased. Any still outstanding instruments or investments using synthetic LIBOR settings are expected to transition to alternative floating rate benchmarks. Public and private sector actors have worked to establish alternative reference rates, like SOFR or Term SOFR, to be used in place of LIBOR. The transition from LIBOR may have effects on the value, liquidity or return on certain Fund investments that continue to reference or previously referenced LIBOR. In addition, there may be costs associated with the transition from LIBOR. Any pricing adjustments to the Fund’s investments resulting from the transition to an alternative reference rate may also adversely affect the Fund’s performance and/or NAV. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Some instruments that referenced LIBOR were transitioned to alternative reference rates as a result of certain legislative transition mechanisms such as the Adjustable Interest Rate (LIBOR) Act. This law provides a statutory fallback mechanism on a nationwide basis for certain contracts to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR where the related contract contains no, or insufficient, fallback provisions.
In addition, the transition from LIBOR to any alternative reference rate may also introduce operational risks in the Fund’s accounting, financial reporting, investment servicing, liability management and other aspects of the Fund’s business. Completion of the transition from LIBOR to alternative reference rates could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would affect the Fund, issuers of instruments in which the Fund invests and financial markets generally. In addition, alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The U.S. Internal Revenue Service (“IRS”) has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt
contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Leverage risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage risk.
The Fund presently utilizes leverage, but there can be no assurance that the Fund will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund uses leverage through borrowings from certain financial institutions or the use of reverse repurchase agreements. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and, if the Fund does not elect to treat reverse repurchase agreements and similar financing transactions as derivatives transactions for purposes of Rule
18f-4,
the leverage attributable to such transactions that have the effect of leverage in an aggregate amount up to 50% of the Fund’s Managed Assets (which equates to 100% of its net assets) immediately after giving effect to the leverage. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Adviser’s assessment of market conditions and the investment environment. The Fund’s Managed Assets include assets attributable to financial leverage instruments of any form. The Fund’s total leverage, either through borrowings, preferred stock issuance or effective leverage, may not exceed 50% of the Fund’s Managed Assets.
The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased net investment income, but also creates risks for the holders of Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Share dividends, but also creates special risks and considerations for the shareholders, including:

•	The likelihood of greater volatility of NAV, market price and dividend rate of the Shares than a comparable portfolio without leverage;

•	The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the shareholders;

•
The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Shares;

•
When the Fund uses financial leverage, the investment advisory fees payable to the Adviser will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser to increase the Fund’s use of leverage and create an inherent conflict of interests;

•	Leverage increases operating costs, which will be borne entirely by the shareholders and may reduce total return; and

•	Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements.
The Adviser intends to leverage the Fund only when it believes that the potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the use of leverage and is in the best interests of the Fund. To seek to manage any potential conflicts of interest that may arise in connection with its use of leverage, the Adviser will periodically review its performance and use of leverage with the Board.
Under the Fund’s credit facility, the Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund may also have to indemnify the lenders under the credit facility against liabilities they may incur in connection therewith. In addition, the Fund’s credit facility may contain covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and fund expenses, that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed.
The Fund may in the future issue preferred shares as a form of financial leverage. Any such preferred shares of the Fund would be senior to the Fund’s Shares, such that holders of preferred shares would have priority over the distribution of the Fund’s assets, including dividends and liquidating distributions. If preferred shares are issued and outstanding, holders of the preferred shares would elect two trustees of the Fund, voting separately as a class.
A decline in the Fund’s NAV could affect the ability of the Fund to make dividend payments. If the asset coverage for preferred shares or debt securities declines to less than two hundred or three hundred percent, respectively (as a result of market fluctuations or otherwise), the Fund may have to sell a portion of its investments at an inopportune time.

Conflicts of Interest risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of interest risk.
There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; identify a limited investment opportunity that may be suitable for more than one client; and acquire material non-public
information or otherwise be restricted from trading in certain potential investments. While the Fund generally may not purchase Structured Products sponsored by the Adviser or its affiliates directly from the issuer thereof, the Fund may, under certain circumstances, purchase Structured Products sponsored by the Adviser or its affiliates from third parties in secondary market transactions. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder. To the extent that the Fund holds Structured Products sponsored by the Adviser or its affiliates, or holds Structured Products in which the Adviser or its affiliates also hold interests, certain conflicts of interest may arise. The Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public
information that may restrict the Fund’s ability to dispose of its interests in the Structured Product. Additionally, because the amount of fees paid to the Adviser for its services is based on the Fund’s Managed Assets, the fees paid to the Adviser will be higher if the Fund uses leverage, which may create an incentive for the Adviser to leverage the Fund or increase the Fund’s use of leverage.

Distributions risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions risk.
The Fund’s distributions may include a return of capital, thus reducing a shareholder’s cost basis in his or her Fund Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A shareholder who receives a capital distribution may be subject to tax even though the shareholder has experienced a net loss on his or her investment in the Fund. Any capital returned to shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.

Trust preferred securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trust preferred securities risk.
The risks associated with TruPS include those risks typically associated with debt securities and preferred securities, including the risk of default. TruPS are typically subordinated to other classes of debt of the bank or other financial institution. As a result, the risk of recovery in case of default is higher for these securities than senior debt securities. Because the issuer is typically able to defer or skip payments for up to five years without being in default, distributions may not be made for extended periods of time. These securities are also subject to prepayment risk. Holders of TruPS generally have limited voting rights to control the activities of the trust and no voting rights with respect to the parent corporation. The market for TruPS may be limited due to restrictions on resale, and the market value may be more volatile than those of conventional debt securities. Many TruPS are issued by trusts or other special purpose entities established by banks and financial institutions and are not a direct obligation of banks and other financial institutions.

Prepayment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment risk.
When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Foreign securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign securities risk.
Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments and restrictions on the ability of issuers of
non-U.S.
securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic or trade sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in
non-U.S.
securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
securities may trade on days when the Fund’s Shares are not priced, NAV may change at times when the Fund’s Shares cannot be sold.
Foreign banks and securities depositories at which the Fund holds its international securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Less information may be publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in
non-U.S.
countries may differ from U.S. accounting standards. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be more difficult to completely and accurately assess a company’s financial condition.
The volume of transactions on foreign stock exchanges is generally lower than the volume of transactions on U.S. exchanges. Therefore, the market for securities that trade on foreign stock exchanges may be less liquid and their prices may be more volatile than securities that trade on U.S. securities. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

Unrated securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated securities risk.
The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

Large investors risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large investors risk.
Ownership of Shares may be concentrated among certain institutional investors who purchase Shares. The ownership of large numbers of Shares by one or more institutional investors could, depending on the size of such ownership, result in such investors being in a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of a large number of Shares could adversely impact the market price and premium or discount to NAV at which the Shares trade. As a result of the concentration of a significant portion of the Fund’s outstanding Shares among a limited number of investors and the applicable restrictions on resale, the trading volume of Shares may be lesser than that of funds of a similar size whose shares are more widely held. As a result, there may be less secondary market liquidity for the Shares, the Shares may be subject to wider bid-ask
spreads and the market price of the Shares may fluctuate more sharply.

Limited investment opportunities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited investment opportunities risk.
Certain markets in which the Fund may invest are extremely competitive for attractive investment opportunities and, as a result, there may be reduced expected investment returns. The market for debt issued by financial institutions is more limited than the market for other debt issuances. There can be no assurance that sufficient investment opportunities will be available. The Fund’s primary competitors in providing financing and capital to financial institutions include public and private funds, commercial banks, investment banks, correspondent banks, commercial financing companies, high net worth individuals, private equity funds and hedge funds. Some of the Fund’s competitors may be substantially larger than the Fund and may have access to greater financial, technical, and marketing resources that the Fund. There can be no assurance that the Adviser will be able to identify or successfully pursue attractive investment opportunities in such environments. Among other factors, competition for suitable investments from other pooled investment vehicles and other classes of investors may reduce the availability of investment opportunities. Certain of the Fund’s competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on the Fund as an investment company or to the source-of-income,
asset diversification and distribution requirements the Fund intends to satisfy to qualify as a RIC under Subchapter M under the Code. Certain competitors may also have higher risk tolerances or different risk assumptions, which could allow them to consider a wider array of investment opportunities than the Fund intends to consider. There has been significant growth in the number of firms organized to make investments similar to those which the Fund intends to make, which may result in increased competition to the Fund in obtaining suitable investments. Additionally, the Adviser may have to allocate the available investment opportunities between various other Funds and accounts managed by the Adviser with similar investment strategies. Such allocation decisions will be made subject to the Adviser’s Trade Aggregation and Allocation Policies
and Procedures. There may also be competition to sell investments. If many investment funds that pursue similar strategies were forced to liquidate positions at the same time, market liquidity would be reduced, which may cause prices to drop, and volatility to increase and may exacerbate the losses of the Fund.

Maturity and duration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Maturity and duration risk.
Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorterterm fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity and valuation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity and valuation risk.
It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a favorable price. The capacity of traditional fixed-income market makers has not kept pace with the consistent growth in the fixed-income markets in recent years, which has led to reductions in the capacity of such market makers to engage in fixedincome trading and, as a result, dealer inventories of corporate fixed-income and floating rate instruments are at or near historic lows relative to market size. These concerns may be more pronounced in the case of high yield fixed-income and floating rate instruments than higher quality fixed-income instruments. Market makers tend to provide stability and liquidity to debtsecurities markets through their intermediary services, and their reduced capacity and number could lead to diminished liquidity and increased volatility in the fixed-income markets. In addition, the Fund’s ability to sell an instrument under favorable conditions may be negatively impacted by, among other things, the sale of the same or similar instruments by other market participants at the same time.
To the extent that there is not an established liquid market for instruments in which the Fund invests, or there is a reduced number or capacity of traditional market makers with respect to certain instruments, trading in such instruments may be relatively inactive or irregular. In addition, during periods of reduced market liquidity or market turmoil, or in the absence of readily accessible market quotations for an investment in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to that investment may be limited and the Adviser, on behalf of the Fund, may be required to perform a fair valuation of the instrument. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, there can be no assurance that the determination of an instrument’s fair value, conducted in accordance with the Fund’s valuation procedures, will in fact approximate the price at which the Fund could sell that instrument at the time of the fair valuation. The Fund relies on various sources of information to value investments and calculate NAV. The Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this information may be inaccurate because of errors by the third parties, technological issues, absence of current or reliable market data or otherwise, which could impact the Fund’s ability to accurately value its investments or calculate its NAV.
If the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time.

Portfolio turnover risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio turnover risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.

Rating agencies risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rating agencies risk.
Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Regulatory and legal risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory and legal risk.
U.S. and
non-U.S.
government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations and any future statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
Changes in government legislation, regulation and/or intervention may change the way the Adviser or the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments and limit and/or preclude the Fund’s ability to implement, or increase the Fund’s costs associated with implementing, its investments strategies. Changes to tax laws and regulations may also result in certain tax consequences for the Fund and/or investors. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its respective investment objective.

Repurchase agreement risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase agreement risk.
Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (i) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) a possible lack of access to income on the underlying security during this period, and (iii) expenses of enforcing its rights.

Reverse repurchase agreement risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse repurchase agreement risk.
A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage, including increased volatility. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities.

Risk relating to the Fund's RIC status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk relating to the Fund’s RIC status.
To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income,
asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt
income (if any), to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify
as a RIC.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Additionally, some of the Structured Products or issuers in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes.
Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund shareholders may receive larger capital gain distributions than they would in the absence of such transactions. Furthermore, under treasury regulations, certain income or income inclusions derived by the Fund from a passive foreign investment company or controlled foreign corporation would generally constitute qualifying income for purposes of the income test applicable to RICs only to the extent (i) the applicable issuer makes current distributions of the corresponding income to the Fund or (ii) the Fund’s income inclusion is derived with respect to the Fund’s business of investing in stocks or securities. If the Internal Revenue Service were to change its position or otherwise determine that income derived from the Fund’s investment in a passive investment company or controlled foreign corporation does not constitute qualifying income and if such positions were upheld, or if future legislation, court decisions, future Internal Revenue Service guidance or treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a RIC and would be required to reduce its exposure to such investments.

Uncertain tax treatment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain tax treatment risk.
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments and certain other investments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. Although the Fund will seek to address these and other issues to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax, no assurances can be given that the Fund will not be adversely affected as a result of such issues.

U.S. government securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. government securities risk.
Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or U.S. government sponsored enterprises (“GSEs”), including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Cybersecurity risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity risk.
With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Fund) and their service providers may be prone to operational and information security risks resulting from cyberattacks and/or technological malfunctions. In general, cyberattacks are deliberate, but unintentional events may have similar effects. Cyberattacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyberattacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyberattacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Other investment companies risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other investment companies risk.
To the extent the Fund invests in other investment companies that invest in fixed-income securities, risks associated with investments in other investment companies will include fixed-income securities risks. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and closed-end
funds incur fees that are separate from those of the Fund. As a result, shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs, mutual funds and closed-end
funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

In addition to risks generally associated with investments in mutual fund securities, ETFs and closed-end
funds are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s or closed-end
fund’s shares may be above or below its NAV; (ii) an active trading market for an ETF’s and closed-end
fund’s shares may not develop or be maintained; (iii) the ETF or closed-end
fund may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s or closed-end
fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF or closed-end
fund shares may be
de-listed
from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading.

Management of similar funds risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management of similar funds risk.
The name, investment objective and policies of the Fund are similar to other funds advised by the Adviser. However, the investment results of the Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, any other of the funds. In addition, the Adviser’s management of similar funds gives rise to various conflicts of interest, including conflicts relating to the allocation of investment opportunities, the potential for portfolio managers to devote unequal time and attention to the management of the Fund and the other funds and the potential acquisition of material nonpublic information.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest rate risk.
Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect the Fund’s performance. A change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and the Fund’s investments. Should interest rates decrease, the Fund’s investments in certain variable-rate and fixed rate debt securities may be adversely affected.

Series A Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 40,000				$ 40,000				$ 40,000				$ 40,000	$ 40,000	$ 40,000	$ 40,000
Senior Securities Coverage per Unit	[7]	$ 1,114				$ 996				$ 883				$ 1,114	$ 996	$ 883	$ 1,024
Senior Securities Average Market Value per Unit	[8]
Series B Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 45,000				$ 45,000				$ 45,000				$ 45,000	$ 45,000	$ 45,000	$ 45,000
Senior Securities Coverage per Unit	[7]	$ 1,252				$ 1,119				$ 993				$ 1,252	$ 1,119	$ 993	$ 1,152
Senior Securities Average Market Value per Unit	[8]
Total Leverage [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 132,044				$ 139,865				$ 154,008				$ 132,044	$ 139,865	$ 154,008	$ 139,365	$ 116,363	$ 81,514
Senior Securities Coverage per Unit	[7]	$ 3,676				$ 3,481				$ 3,400				$ 3,676	$ 3,481	$ 3,400	$ 3,568	$ 3,446	$ 3,901
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]														As a Percentage of Average Net Assets Attributable to Shares
General Description of Registrant [Abstract]
Lowest Price or Bid		12.54	$ 12.51	$ 12.13	$ 12.17	11.81	$ 11.65	$ 11.68	$ 12.02	12.7	$ 12.55	$ 13.41	$ 15.21
Highest Price or Bid		13.37	13.29	12.64	12.5	12.38	12.29	12.15	13.4	13.36	14.82	15.08	16.63
Lowest Price or Bid, NAV		13.97	13.7	13.66	13.66	13.48	13.48	13.67	14.23	14.53	14.86	16.07	16.74
Highest Price or Bid, NAV		$ 14.15	$ 14.08	$ 13.9	$ 13.87	$ 13.85	$ 13.83	$ 14.26	$ 14.83	$ 15.06	$ 16.35	$ 16.79	$ 17.63
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(5.51%)	(5.61%)	(9.06%)	(9.88%)	(10.61%)	(11.14%)	(14.80%)	(9.64%)	(11.32%)	(9.36%)	(10.18%)	(5.67%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(10.24%)	(8.69%)	(11.20%)	(10.91%)	(12.39%)	(13.58%)	(14.56%)	(15.53%)	(12.59%)	(15.55%)	(16.55%)	(9.14%)
Share Price		$ 13.26												$ 13.26
NAV Per Share		$ 14.11												$ 14.11
Latest Premium (Discount) to NAV [Percent]														(6.02%)
Reverse Repurchase Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 47,044				$ 54,865				$ 69,008				$ 47,044	$ 54,865	$ 69,008	$ 54,365	$ 86,363	$ 55,614
Senior Securities Coverage per Unit	[7]	$ 1,310				$ 1,366				$ 1,524				$ 1,310	$ 1,366	$ 1,524	$ 1,392	$ 2,557	$ 2,661
Senior Securities Average Market Value per Unit	[8]
Credit Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 30,000	$ 25,900
Senior Securities Coverage per Unit	[7]																	$ 889	$ 1,240
Senior Securities Average Market Value per Unit	[8]

[1]	In the event that the securities are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[2]	There will be no charges with respect to Shares issued directly by the Fund under the dividend reinvestment plan. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct a sale of Shares through the Plan Agent are subject to a fee of $25 plus a sales commission of $4.95.
[3]	The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
[4]	“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes interest payable on the Notes, each as outstanding on January 31, 2025, which have an interest rate of 2.35% and 2.80%, respectively, per annum on such date. In addition to the Notes, the Fund incurred interest payments on borrowed funds related to reverse repurchase agreements. As of January 31, 2025, the outstanding balance of reverse repurchase agreements was $47,044,000 which have a weighted average annual interest rate of 5.85%.
[5]	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”
[6]	The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Fund’s Total Annual Fund Operating Expenses to 0.25% of the Fund’s Managed Assets (the “Expense Limit”) through at least May 31, 2025 (the “Limitation Period”). The Expense Limit may be eliminated at any time by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limit may not be terminated by the Adviser without the consent of the Board of Trustees. The Expense Limit is subject to repayment by the Fund within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limit described above or the expense limitation in effect at the time of the reimbursement (whichever is lower).
[7]	Total leverage calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness, allocated pro rata to each type of senior security.
[8]	Not applicable, as senior securities are not registered for public trading.
[9]	Fund commenced operations on May 31, 2019.